As Filed With the Securities and Exchange Commission on April 19, 2002
--------------------------------------------------------------------------------
                                                              File No. 333-25045

                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                    FORM S-6

                        POST-EFFECTIVE AMENDMENT NO. 7

        TO THE REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                              (Exact Name of Trust)

                       GLENBROOK LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                3100 SANDERS ROAD
                             NORTHBROOK, IL 60062
         (COMPLETE ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

                           MICHAEL J. VELOTTA, ESQ.
                       GLENBROOK LIFE AND ANNUITY COMPANY
                                3100 SANDERS ROAD
                             NORTHBROOK, IL 60062
               (NAME AND COMPLETE ADDRESS OF AGENT FOR SERVICE)

                                  COPIES TO:
RICHARD T. CHOI, ESQUIRE                     JOANNE DERRIG, ESQUIRE
FOLEY & LARDNER                              ALFS, INC
300 K STREET, N.W.                           3100 SANDERS ROAD
SUITE 555                                    NORTHBROOK, IL 60062
WASHINGTON, D.C. 20007-5109

             IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE
                            (CHECK APPROPRIATE BOX)

/ / immediately upon filing pursuant to paragraph (b) of Rule 485
/X/ on May 1, 2002 pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on (date) pursuant to paragraph (a)(1) of Rule 485

       IF APPROPRIATE, CHECK THE FOLLOWING BOX:

//This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Securities being offered - interests in Glenbrook Life AIM Variable Life Separate Account A of Glenbrook Life and Annuity Company under modified single premium variable life insurance contracts.

Approximate date of proposed public offering:  continuous.

AIM LIFETIME PLUS/SM/ VARIABLE LIFE INSURANCE

GLENBROOK LIFE AND ANNUITY COMPANY
300 N. MILWAUKEE AVE.
VERNON HILLS, IL 60061
TELEPHONE (800) 776-6978
PROSPECTUS DATED MAY 1, 2002
 -------------------------------------------------------------------------------
This prospectus describes the AIM LIFETIME PLUS/SM /VARIABLE LIFE INSURANCE CONTRACT, a modified single premium variable life insurance contract (the "CONTRACT") offered by GLENBROOK LIFE AND ANNUITY COMPANY ("WE," "US," or the "COMPANY") for prospective insured persons ages 0-85. The Contract lets you, as the Contract Owner, pay a significant single premium and, subject to restrictions, additional premiums.

THE CONTRACTS ARE MODIFIED ENDOWMENT CONTRACTS FOR FEDERAL INCOME TAX PURPOSES, EXCEPT IN CERTAIN CASES DESCRIBED UNDER "FEDERAL TAX CONSIDERATIONS," PAGE __. YOU WILL BE TAXED ON ANY LOAN, DISTRIBUTION OR OTHER AMOUNT YOU RECEIVE FROM A MODIFIED ENDOWMENT CONTRACT DURING THE LIFE OF THE INSURED TO THE EXTENT OF ANY ACCUMULATED INCOME IN THE CONTRACT. WITHDRAWALS OF EARNINGS ARE TAXED AS ORDINARY INCOME AND, IF TAKEN PRIOR TO AGE 59 1/2, MAY BE SUBJECT TO AN ADDITIONAL 10% FEDERAL TAX PENALTY.

The minimum initial premium payment that the Company will accept is $10,000. Premiums are allocated to Glenbrook Life AIM Variable Life Separate Account A (the "VARIABLE ACCOUNT"). The Variable Account invests in shares of the portfolios of the AIM Variable Insurance Funds (the "TRUST"). The Trust currently has eighteen portfolios (the "FUNDS") available for investment by the Variable Account. Not all of the Funds may be available for investment under your Contract. You should check with your representative for further information on the availability of the Funds.

There is no guaranteed minimum Account Value for a Contract. Your Account Value in the Contract will vary up or down to reflect the investment experience of the Funds underlying the sub-accounts of the Variable Account (the "VARIABLE SUB-ACCOUNTS") to which you have allocated premiums. You bear the entire investment risk for all amounts so allocated. The Contract continues in effect so long as the Cash Surrender Value is sufficient to pay the monthly charges under the Contract (the "MONTHLY DEDUCTION AMOUNT"). The Contract provides for an Initial Death Benefit shown on the Contract Data page. The death benefit (the "DEATH BENEFIT") payable under a Contract may be greater than the Initial Death Benefit but so long as the Contract continues in effect, will never be less than the Initial Death Benefit if you make no withdrawals. The Account Value will, and under certain circumstances the Death Benefit may, increase or decrease based on the investment experience of the underlying Funds of the Variable Sub-Accounts to which you have allocated premiums. At the death of the Insured, we will pay a Death Benefit to the beneficiary.

It may not be to your advantage to purchase variable life insurance either as a replacement for your current life insurance or if you already own a variable life insurance contract.


                    THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR
                    DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS,
                    NOR HAS IT PASSED UPON THE ACCURACY OR ADEQUACY OF THIS
                    PROSPECTUS. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A
                    FEDERAL CRIME.
    IMPORTANT
                    THE CONTRACTS MAY BE DISTRIBUTED THROUGH BROKER-DEALERS
     NOTICES        THAT HAVE RELATIONSHIPS WITH BANKS OR OTHER FINANCIAL
                    INSTITUTIONS OR BY EMPLOYEES OF SUCH BANKS. HOWEVER, THE
                    CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
                    BY SUCH INSTITUTIONS OR ANY FEDERAL REGULATORY AGENCY.
                    INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS,
                    INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE CONTRACTS ARE NOT
                    FDIC INSURED.

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                 PAGE

--------------------------------------------------------------------------------
OVERVIEW
--------------------------------------------------------------------------------
SPECIAL TERMS
--------------------------------------------------------------------------------
SUMMARY
--------------------------------------------------------------------------------
  Fees and Expenses
--------------------------------------------------------------------------------
  The Company
--------------------------------------------------------------------------------
THE VARIABLE ACCOUNT
--------------------------------------------------------------------------------
  The Funds
--------------------------------------------------------------------------------
  AIM Variable Insurance Funds
--------------------------------------------------------------------------------
  Investment Advisor for the Funds
--------------------------------------------------------------------------------
  Contract Features
--------------------------------------------------------------------------------
THE CONTRACT
--------------------------------------------------------------------------------
  Application for a Contract
--------------------------------------------------------------------------------
  Premiums
--------------------------------------------------------------------------------
  Allocation of Premiums
--------------------------------------------------------------------------------
  Accumulation Unit Values
--------------------------------------------------------------------------------
  Deductions and Charges
--------------------------------------------------------------------------------
  Monthly Deductions
--------------------------------------------------------------------------------
  Cost of Insurance Charge
--------------------------------------------------------------------------------
  Tax Expense Charge
--------------------------------------------------------------------------------
  Administrative Expense Charge
--------------------------------------------------------------------------------
  Other Deductions
--------------------------------------------------------------------------------
  Mortality and Expense Risk Charge
--------------------------------------------------------------------------------
  Annual Maintenance Fee
--------------------------------------------------------------------------------
  Taxes Charged Against the Variable Account
--------------------------------------------------------------------------------
  Charges Against the Funds
--------------------------------------------------------------------------------
  Withdrawal Charge
--------------------------------------------------------------------------------
  Due and Unpaid Premium Tax Charge
--------------------------------------------------------------------------------
CONTRACT BENEFITS AND RIGHTS
--------------------------------------------------------------------------------
  Death Benefit
--------------------------------------------------------------------------------
  Accelerated Death Benefit
--------------------------------------------------------------------------------
  Confinement Waiver Benefit
--------------------------------------------------------------------------------
  Account Value
--------------------------------------------------------------------------------
  Transfer of Account Value
--------------------------------------------------------------------------------
  Dollar Cost Averaging
--------------------------------------------------------------------------------
  Automatic Portfolio Rebalancing
--------------------------------------------------------------------------------
ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
CONTRACT LOANS
--------------------------------------------------------------------------------
  Amount Payable on Surrender of the Contract
--------------------------------------------------------------------------------

                                 PAGE
--------------------------------------------------------------------------------
  Partial Withdrawals
--------------------------------------------------------------------------------
  Free Withdrawal Amount
--------------------------------------------------------------------------------
  Payment Options
--------------------------------------------------------------------------------
  Maturity
--------------------------------------------------------------------------------
  Lapse and Reinstatement
--------------------------------------------------------------------------------
  Cancellation and Exchange Rights
--------------------------------------------------------------------------------
  Suspension of Valuation, Payments and Transfers
--------------------------------------------------------------------------------
  Other Information
--------------------------------------------------------------------------------
OTHER MATTERS
--------------------------------------------------------------------------------
  State Exceptions
--------------------------------------------------------------------------------
  Last Survivor Contracts
--------------------------------------------------------------------------------
  Voting Privileges
--------------------------------------------------------------------------------
  Statements to Contract Owners
--------------------------------------------------------------------------------
  Limit on Right to Contest
--------------------------------------------------------------------------------
  Misstatement of Age and Sex
--------------------------------------------------------------------------------
  Beneficiary
--------------------------------------------------------------------------------
  Assignment
--------------------------------------------------------------------------------
  Dividends
--------------------------------------------------------------------------------
  Distribution of the Contracts
--------------------------------------------------------------------------------
  Safekeeping of the Variable Account's Assets
--------------------------------------------------------------------------------
FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------
  Introduction
--------------------------------------------------------------------------------
  Taxation of the Company and the Variable Account
--------------------------------------------------------------------------------
  Taxation of Contract Benefits
--------------------------------------------------------------------------------
  Modified Endowment Contracts
--------------------------------------------------------------------------------
  Diversification Requirements
--------------------------------------------------------------------------------
  Ownership Treatment
--------------------------------------------------------------------------------
  Performance Information
--------------------------------------------------------------------------------
ADDITIONAL INFORMATION ABOUT THE COMPANY
--------------------------------------------------------------------------------
  Executive Officers and Directors of the Company
--------------------------------------------------------------------------------
  Legal Proceedings
--------------------------------------------------------------------------------
  Legal Matters
--------------------------------------------------------------------------------
  Registration Statement
--------------------------------------------------------------------------------
  Experts
--------------------------------------------------------------------------------
  Financial Information
--------------------------------------------------------------------------------
FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
  Other Information
--------------------------------------------------------------------------------

SPECIAL TERMS
--------------------------------------------------------------------------------

This prospectus uses a number of important terms that you may not be familiar with. The first use of each term in this prospectus appears in bold. As used in this prospectus, the following terms have the indicated meanings indicated below.


ACCOUNT VALUE:                The aggregate value under a Contract of the Variable Sub-Accounts and the
                              Loan Account.
----------------------------------------------------------------------------------------------------------------
ACCUMULATION UNIT:            An accounting unit of measure used to calculate the value of a Variable Sub-
                              Account.
----------------------------------------------------------------------------------------------------------------
AGE:                          The Insured's age at the Insured's last birthday.
----------------------------------------------------------------------------------------------------------------
CASH SURRENDER VALUE:         The Cash Value less all Indebtedness and the Annual Maintenance Fee, if applicable.
----------------------------------------------------------------------------------------------------------------
CASH VALUE:                   The Account Value less any applicable withdrawal charges and due and unpaid Premium Tax Charges.
----------------------------------------------------------------------------------------------------------------
CODE:                         The Internal Revenue Code of 1986, as amended.
----------------------------------------------------------------------------------------------------------------
CONTRACT:                     The
                              GLENBROOK LIFE AND ANNUITY COMPANY
                               Modified Single Premium
                              Variable Life Insurance Contract, known as the AIM Lifetime Plus
                              /SM/

                              Variable Life Insurance Contract and described in this prospectus. In some states, the Contracts may be issued in the form of a group Contract. In those states, certificates will be issued evidencing a purchaser's rights under the group Contract. The terms "Contract" and "Contract Owner," as used in this prospectus, refer to and include such a certificate and certificate owner, respectively.
----------------------------------------------------------------------------------------------------------------
CONTRACT ANNIVERSARY:         The same day and month as the Contract Date for each subsequent year the
                              Contract remains in force.
----------------------------------------------------------------------------------------------------------------
CONTRACT DATE:                The date on or as of which coverage under a Contract becomes effective and the date from which Contract Anniversaries, Contract Years and
                              Contract months are determined.
----------------------------------------------------------------------------------------------------------------
CONTRACT OWNER:               The person having rights to benefits under the Contract during the lifetime of the Insured; the Contract Owner may or may not be the Insured.
----------------------------------------------------------------------------------------------------------------
CONTRACT YEARS:               Annual periods computed from the Contract Date.
----------------------------------------------------------------------------------------------------------------
DEATH BENEFIT:                The greater of (1) the Specified Amount or (2) the Account Value on the
                              date of death multiplied by the death benefit ratio as specified in the
                              Contract.
----------------------------------------------------------------------------------------------------------------
FREE WITHDRAWAL AMOUNT:       The amount of a surrender or partial withdrawal that is not subject to a
                              Withdrawal Charge. This amount in any Contract Year is 10% of total premiums paid.
----------------------------------------------------------------------------------------------------------------
INITIAL DEATH BENEFIT:        The Initial Death Benefit under a Contract is shown on the Contract Data page.
----------------------------------------------------------------------------------------------------------------
INDEBTEDNESS:                 All Contract loans, if any, and accrued loan interest.
----------------------------------------------------------------------------------------------------------------
INSURED:                      The person whose life is insured under a Contract.
----------------------------------------------------------------------------------------------------------------
LOAN ACCOUNT:                 An account in the Company's General Account, established for any amounts transferred from the Variable Sub-Accounts for requested loans. The Loan
                              Account credits a fixed rate of interest that is not based on and is different from the investment experience of the Variable Account.
----------------------------------------------------------------------------------------------------------------
MONTHLY ACTIVITY DATE:        The day of each month on which the Monthly Deduction Amount is deducted from the Account Value of the Contract. Monthly Activity Dates
                              occur on the same day of the month as the Contract Date. If there is no date equal to the Monthly Activity Date in a particular month, the Monthly
                              Activity Date will be the last day of that month.
----------------------------------------------------------------------------------------------------------------
MONTHLY DEDUCTION AMOUNT:     A deduction on each Monthly Activity Date for the cost of insurance charge, the tax expense charge and the administrative expense charge.
----------------------------------------------------------------------------------------------------------------
SPECIFIED AMOUNT:             The minimum death benefit under a Contract, equal to the Initial Death
                              Benefit on the Contract Date. Thereafter it may change in accordance with the terms of the partial withdrawal and the subsequent premium provisions of the Contract.
----------------------------------------------------------------------------------------------------------------
VALUATION DATE:               Every day the New York Stock Exchange is open for trading. The value of the Variable Account is determined at the close of regular trading on the
                              New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each
                              Valuation Day.
----------------------------------------------------------------------------------------------------------------
VALUATION PERIOD:             The period between the close of regular trading on the New York Stock
                              Exchange on successive Valuation Dates.
----------------------------------------------------------------------------------------------------------------
VARIABLE ACCOUNT:             Glenbrook Life AIM Variable Life Separate Account A, an account established by the Company to separate the assets funding the Contracts from other assets of the Company.
----------------------------------------------------------------------------------------------------------------
VARIABLE SUB-ACCOUNT:         A portion of the Variable Account invested in shares of a corresponding
                              Fund. The investment performance of each Variable Sub-Account is linked directly to the investment performance of a corresponding Fund.
----------------------------------------------------------------------------------------------------------------

SUMMARY
--------------------------------------------------------------------------------


THE CONTRACT
The Contracts are life insurance contracts with death benefits, cash values, and other traditional life insurance features. The Contracts are "variable." This means that unlike the fixed benefits of ordinary whole life insurance, the Account Value of a Contract will increase or decrease based on the investment experience of the Funds underlying the Variable Sub-accounts to which you have allocated premiums. The Death Benefit also may increase or decrease under certain circumstances, but so long as the Contract remains in effect, the Death Benefit will not decrease below the Initial Death Benefit if you make no withdrawals. We credit the Contracts with units (the "Accumulation Units") to calculate Account Values. You may transfer your Account Value among the Variable Sub-accounts.

We issue the Contracts on either a single life or a "last survivor" basis. For a discussion of how last survivor Contracts operate differently from single life Contracts, see "Last Survivor Contracts," page __.


THE VARIABLE ACCOUNT AND THE FUNDS
The Variable Account holds the premiums invested through the variable life insurance contracts offered by this prospectus. The Variable Account is a unit investment trust registered as such with the Securities and Exchange Commission ("SEC"), under the Investment Company Act of 1940 ("1940 Act"). It consists of multiple Variable Sub-Accounts, each of which invests in a corresponding Fund.

You should read the prospectus for the Trust in connection with the purchase of a Contract. We have summarized the investment objectives of each of the Funds below under the Trust, beginning on page __. The Fund Series has a total of 18 Funds available under the Contracts. The Funds include:

AIM V.I. Aggressive Growth Fund

AIM V.I. Balanced FundAIM V.I. Basic Value Fund

AIM V.I. Blue Chip Fund

AIM V.I. Capital Appreciation Fund

AIM V.I. Capital Development Fund

AIM V.I. Core Equity Fund*



AIM V.I. Dent Demographic Trends Fund

AIM V.I. Diversified Income Fund

AIM V.I. Global Utilities Fund

AIM V.I. Government Securities Fund

AIM V.I. Growth Fund

AIM V.I. High Yield Fund

AIM V.I. International Growth Fund*

AIM V.I. Mid Cap Core Equity Fund*

AIM V.I. Money Market Fund

AIM V.I. New Technology Fund

AIM V.I. Premier Equity Fund*

*Effective May 1, 2002, these Funds changed their names from AIM V.I. International Equity Fund to AIM V.I. International Growth Fund, AIM V.I. Mid Cap Equity Fund to AIM V.I. Mid Cap Core Equity Fund, AIM V.I. Growth and Income Fund to AIM V.I. Core Equity Fund and AIM V.I. Value Fund to AIM V.I. Premier Equity Fund. We have made a corresonding change in the name of the Variable Sub-Accounts that invest in these Funds.

The assets of each Fund are held separately from the other Funds. Each Fund has distinct investment objectives and policies which the accompanying prospectus for the Fund Series describes more completely. Not all of the Funds may be available for investment under your Contract.


PREMIUMS
The Contract requires the Contract Owner to pay an initial premium of at least $10,000. Additional premium payments may be made subject to the following conditions:

.. you may make only one premium payment in any Contract Year;

.. the minimum additional premium payment is $500;

.. the attained age of the insured must be less than 86 at the time that we receive the premium payments; and

.. absent submission of new evidence of insurability of the Insured, the maximum additional premium payment permitted in a Contract Year is the "Guaranteed Additional Payment." The Guaranteed Additional Payment is the lesser of (1) $5,000, or (2) a percentage of the initial premium payment (5% for attained ages 40-70, and 0% for attained ages 20-39 and 71-85).

Additional premium payments may require an increase in the Specified Amount for the Contract to meet the definition of a life insurance contract under the Code. Other than for the "Guaranteed Additional Payment," we reserve the right to obtain satisfactory evidence of insurability before accepting any additional premium payments requiring an increase in the Specified Amount. We reserve the right to reject an additional premium payment for any reason. You may, however, pay additional premiums at any time and in any amount necessary to avoid termination of the Contract.

DEDUCTIONS AND CHARGES
On each Monthly Activity Date, we will deduct a Monthly Deduction Amount from your Account Value. The Monthly Deduction Amount is taken pro rata from each Variable Sub-Account to which you have allocated Account Value. The Monthly Deduction Amount includes:

.. a cost of insurance charge,

.. a tax expense charge,

.. and an administrative expense charge.

The monthly cost of insurance charge is to cover our anticipated mortality costs. The monthly tax expense charge is imposed at an equivalent annual rate of 0.40% for the first ten Contract Years. This charge compensates us for premium taxes imposed by various states and local jurisdictions and for federal taxes we pay due to the treatment of our deferred costs of selling the contracts under
Section 848 of the Code. The charge includes a premium tax of 0.25% of Account Value and a federal tax of 0.15% of Account Value. The premium tax represents an average premium tax of 2.5% of premiums over ten years. Because this charge represents an average premium tax of 2.5% (premium taxes vary by state and can range from 0-3.5%), this charge may not correspond to the premium tax (if any) of your state. The monthly administrative charge is equivalent to an annual rate of 0.25% of Account Value. This charge compensates us for administrative expenses incurred in the administration of the Variable Account and the Contracts.

We will also deduct from the Variable Account assets a daily charge, equivalent to an annual rate of 0.90% of average daily net assets, for the mortality risks and expense risks we assume in relation to the Contracts. If the Cash Surrender Value is not sufficient to cover a Monthly Deduction Amount due on any Monthly Activity Date, the Contract may lapse. See "Deductions and Charges-Monthly Deductions," page __, and "Access to Your Money-Lapse and Reinstatement," page __. We will deduct an Annual Maintenance Fee of $35 on each Contract Anniversary from the Variable Sub-Accounts to which you have allocated Account Value, in proportion to the amounts so allocated. We will waive this fee if you have paid total premiums of $50,000 or more. See "Deductions and Charges-Other Deductions-Annual Maintenance Fee," page __.

You should review the prospectus for the Trust which accompanies this prospectus for a description of the charges and expenses borne by the Funds in connection with their operations. See "Deductions and Charges- Other Deductions-Charges Against the Funds," page __. Withdrawals in excess of the Free Withdrawal Amount will be subject to a withdrawal charge as set forth below:

                                                                 Percentage of
                     Contract Year                         Initial Premium Withdrawn
--------------------------------------------------------  ---------------------------
               1                                                     7.75%
               2                                                     7.75%
               3                                                     7.75%
               4                                                     7.25%
               5                                                     6.25%
               6                                                     5.25%
               7                                                     4.25%
               8                                                     3.25%
               9                                                     2.25%
               10+                                                   0.00%


We impose the Withdrawal Charge to cover a portion of the sales expense we incur in distributing the Contracts. This expense includes agents' commissions, advertising and the printing of prospectuses. See "Deductions and Charges- Other Deductions-Withdrawal Charge," pages __. During the first nine Contract Years, we impose an additional premium tax charge on full or partial withdrawals in excess of the Free Withdrawal Amount. This charge ranges from a maximum of 2.25% in the first Contract Year, decreasing 0.25% in each of the next nine Contract Years, with no charge thereafter. See "Deductions and Charges-Other Deductions-Due and Unpaid Premium Tax Charge," page __. For a discussion of the tax consequences of a full or a partial withdrawal, see "Federal Tax Considerations," page __.


DEATH BENEFIT
At the death of the Insured and while the Contract is in force, we will pay the Death Benefit (less any Indebtedness and certain due and unpaid Monthly Deduction Amounts) to the beneficiary. The Death Benefit, which is determined at the date of the Insured's death, is the greater of (1) the Specified Amount, or
(2) the Account Value multiplied by the death benefit ratio as found in the Contract. See "Contract Benefits and Rights-Death Benefit," page __.


ACCOUNT VALUE
The Account Value of your Contract will increase or decrease to reflect:

.. the investment experience of the Funds underlying the Variable Sub-Accounts to which you have allocated Account Value;

.. interest credited to the Loan Account;

.. deductions for the mortality and expense risk charge, the Monthly Deduction
  Amount, and the Annual Maintenance Fee.

There is no minimum Guaranteed Account Value. You bear the risk of your investment in the Variable Sub-accounts. See "Contract Benefits and Rights-Account Value," page __.


CONTRACT LOANS
Two types of cash loans are available from the Company. You may obtain one or both. Both types of loans are secured by your Contract. The maximum amount available for such loans is 90% of the Contract's Cash Value, less the sum of:

.. the amount of all loans existing on the date of the loan request (including loan interest to the next Contract Anniversary);

.. any Annual Maintenance Fee due on or before the next Contract Anniversary; and

.. any due and unpaid Monthly Deduction Amounts.

See "Access to Your Money-Contract Loans," page __. See also "Federal Tax Considerations," page __, for a discussion of the potential tax consequences.


LAPSE
Under certain circumstances your Contract may terminate if its Cash Surrender Value on any Monthly Activity Date is less than the required Monthly Deduction Amount. If this happens, we will give you (1) written notice, and (2) a 61 day grace period during which you may pay additional amounts to continue the Contract. See "Access to Your Money-Contract Loans," page __ and "Lapse and Reinstatement," page __.


CANCELLATION AND EXCHANGE RIGHTS
You have a limited right to return the Contract for cancellation. This right to return exists during the cancellation period. The cancellation period is a number of days (which varies by state) as specified in your Contract. To exercise this cancellation right, we may require that you return the Contract for cancellation by mail or hand delivery to the Company at our service center, or to the agent who sold you the Contract, within the cancellation period following delivery of the Contract to you. If the Contract is returned for cancellation within the cancellation period, we will return to you within 7 days thereafter the premiums paid for the Contract adjusted to reflect any investment gain or loss resulting from allocation to the Variable Account prior to the date of cancellation. Certain states may require a return of premium without such adjustments. In those states, and if the procedure has been approved by the state, the Company reserves the right to allocate all premium payments made prior to the expiration of the cancellation period to the AIM V.I. Money Market Sub-account.

Once the Contract is in effect, you may be able to exchange it during the first 24 months after its issuance for a non-variable permanent life insurance contract on the life of the Insured without submitting proof of insurability. We reserve the right to make available a permanent life insurance contract offered by us or any company affiliated with us without evidence of insurability. See "Access to Your Money-Cancellation and Exchange Rights," page __.


TAX CONSEQUENCES
The current Federal tax law generally excludes all Death Benefit payments from the gross income of the Contract beneficiary. The Contracts generally will be treated as modified endowment contracts. This status does not affect the Contracts' classification as life insurance, nor does it affect the exclusion of Death Benefit payments from gross income. However, loans, distributions or other amounts received under a modified endowment contract are taxed to the extent of accumulated income in the Contract (generally, the excess of Account Value over premiums paid) and may be subject to a 10% penalty tax. See "Federal Tax Considerations," page __.


PERSONALIZED ILLUSTRATIONS
We will furnish, upon request and at no charge, a personalized illustration based on the proposed Insured's age, sex, and underwriting classification. Where applicable, we will also furnish upon request an illustration for a Contract that is not affected by the sex of the Insured. These personalized illustrations will be based, as appropriate, on the methodology and format of the hypothetical illustrations that we have included in our registration statement for the Contracts. See "Additional Information about the Company- Registration Statement," page __, for further information.


FEES AND EXPENSES
The following tables are designed to help you understand the various fees and expenses that you will bear, directly or indirectly, as a Contract Owner. The first table describes the Contract charges and deductions you will directly bear under the Contracts. The second table describes the fees and expenses of the Funds that you will bear indirectly when you purchase a Contract. For further information, see "Deductions and Charges," page __.


                        CONTRACT CHARGES AND DEDUCTIONS
Account Value Charges (deducted monthly and shown as an annualized percentage of
                               Account Value):(1)

                              CURRENT(2)                    MAXIMUM
                             SINGLE LIFE                  SINGLE LIFE
Cost of Insurance       Standard: 0.65%         Standard--Ranges from $0.06 per
 Charge...............  (Contract Years 1-10)   $1,000 of net amount at risk
                        0.55% (Contract Years   (younger ages) up to $82.50 per
                        11+)                    $1,000 of net amount at risk
                                                (age 99)
                        Special*: 1.00%         Special*--Ranges from $0.12 per
                        (Contract Years 1-10    $1,000 of net amount at risk
                        0.90% (Contract Years   (younger ages) up to $82.92 per
                        11+)                    $1,000 of net amount at risk
                                                (age 99).
                              JOINT LIFE                  JOINT LIFE
                        Standard: 0.30%         Standard--Ranges from $0.00015
                        (Contract Years 1-10)   per $1,000 of net amount at
                        0.20% (Contract Years   risk (younger ages) up to
                        11+)                    $61.995 per $1,000 of net
                                                amount at risk (age 99)
                        Special*: 0.65%         Special*--Ranges from $0.00061
                        (Contract Years 1-10)   per $1,000 of net amount at
                        0.55% (Contract Years   risk (younger ages) up to
                        11+)                    $78.71083 per $1,000 of net
                                                amount at risk (age 99).


Administrative Expense Charge...................                      0.25%

Tax Expense harge.....................................
                     0.40%(3)

_________________________________________________

* In some states this underwriting classification is caled "Rated."

Annual Separate Account Charges (deducted daily and shown as a percentage of average net asset(s):
 Mortality and Expense Risk             0.90%
 Charge................................
Federal Income Tax                      Currently none(4)
 Charge............................................
 Annual Maintenance                     $35(5)
 Fee..................................................
Transfer                                $10(6)
 charges...............................................................
Maximum Withdrawal                      7.75% of initial premium withdrawn(7)
 Charge..........................................
Due and Unpaid Premium Tax              2.25% of initial premium withdrawn(8)
 Charge............................


1) Except for the maximum or "guaranteed" cost of insurance charge, which is expressed as a range of monthly costs per (thousand dollars of net amount at risk. The net amount at risk is the difference between the Death Benefit and the Account Value. See "Deductions and Charges--Cost of Insurance Charge," page __.

(2) The actual amount of insurance purchased will depend on the insured's age, sex (where permitted under state law) and rate class. See "Deductions and Charges--Cost of Insurance Charge," page __. The current cost of insurance charge under the Contracts will never exceed the guaranteed cost of insurance charge shown in your Contract.

(3) This charge includes a premium tax of 0.25%, and a federal tax of 0.15%, of Account Value. This charge is assessed only during the first 10 Contract Years. See "Deductions and Charges--Tax Expense Charge," page __.

(4) The Company does not currently assess a charge for federal income taxes that may be attributable to the operations of the Variable Account, though it reserves the right to do so in the future. See "Deductions and Charges-- Taxes Charged Against the Variable Account," page __.

(5) We waive this fee if total premiums paid to date are $50,000 or more.

(6) We do not impose this charge on the first 12 transfers in any Contract Year. The Company reserves the right to assess a $10 charge for each transfer in excess of 12 in any Contract Year, excluding transfers due to dollar cost averaging.

(7) This charge applies only upon withdrawals of the initial premium paid at the time you purchase the Contract. It does not apply to withdrawals of any additional premium payments paid under a Contract. The withdrawal charge declines to 0% over ten years and is imposed to cover a portion of the sales expense incurred by the Company in distributing the Contracts. See "Deductions and Charges--Other Deductions--Withdrawal Charge," page __. We will not impose a withdrawal charge on any withdrawal to the extent that aggregate withdrawal charges and the federal tax portion of the tax expense charge would then exceed 9% of total premiums paid prior to the withdrawal. See "Deductions and Charges--Other Deductions--Withdrawal Charge," page __. Withdrawal Charges will be assessed only on withdrawals in excess of the Free Withdrawal Amount.

(8) This charge applies only upon withdrawals of the initial premium paid at the time you purchase the Contract. It does not apply to withdrawals of any additional payments paid under a Contract. This charge for due and unpaid premium tax declines by 0.25% each year over nine years resulting in 0% charge in Contract Year 10. The charge is imposed only on full or partial withdrawals in excess of the Free Withdrawal Amount.


FUND ANNUAL EXPENSES
(after Voluntary Reductions and Reimbursements)
(as a percentage of Portfolio average daily net assets)(1)

FUND ANNUAL EXPENSES

                                                                 TOTAL ANNUAL
FUND                           MANAGEMENT FEES  OTHER EXPENSES   FUND EXPENSES
-------------------------------------------------------------------------------
AIM V.I. Aggressive Growth          0.80%           0.41%             1.21%
Fund
-------------------------------------------------------------------------------
AIM V.I. Balanced Fund              0.75%           0.37%             1.12%
-------------------------------------------------------------------------------
AIM V.I. Basic Value Fund (2)       0.73%           0.57%             1.30%
-------------------------------------------------------------------------------
AIM V.I. Blue Chip Fund             0.75%           0.51%             1.26%
-------------------------------------------------------------------------------
AIM V.I. Capital Appreciation       0.61%           0.24%             0.85%
Fund
-------------------------------------------------------------------------------
AIM V.I. Capital Development        0.75%           0.41%             1.16%
Fund
-------------------------------------------------------------------------------
AIM V.I. Core Equity Fund           0.61%           0.21%             0.82%
-------------------------------------------------------------------------------
AIM V.I. Dent Demographic           0.85%           0.59%             1.44%
Trends Fund (4,5)
-------------------------------------------------------------------------------
AIM V.I. Diversified Income         0.60%           0.33%             0.93%
Fund
-------------------------------------------------------------------------------
AIM V.I. Global Utilities           0.64%           0.42%             1.07%
Fund
-------------------------------------------------------------------------------
AIM V.I. Government                 0.50%           0.58%            1..08%
Securities Fund
-------------------------------------------------------------------------------
AIM V.I. Growth Fund                0.62%           0.26%             0.88%
-------------------------------------------------------------------------------
AIM V.I. High Yield Fund (2)        0.63%           0.66%             1.29%
-------------------------------------------------------------------------------
AIM V.I. International Growth       0.73%           0.32%             1.05%
Fund (3)
-------------------------------------------------------------------------------
AIM V.I. Mid Cap Core Equity        0.73%           0.57%             1.30%
Fund (2,3)
-------------------------------------------------------------------------------
AIM V.I. Money Market Fund          0.40%           0.24%           0 /64%
-------------------------------------------------------------------------------
AIM V.I. New Technology Fund        1.00%           0.49%             1.49%
(4,6)
-------------------------------------------------------------------------------
AIM V.I. Premier Equity Fund        0.60%           0.25%             0.85%
(3)
-------------------------------------------------------------------------------


(1) Except as otherwise noted, figures shown in the table are for the year ended December 31, 2001. There is no guarantee that actual expenses will be the same as those shown in the table.

(2) Figures shown in the table are estimates for the current year and are expressed as a percentage of Fund average daily net assets.

(3) Effective May 1, 2002 the following Funds' changed names from AIM V.I. Growth and Income Fund, AIM V.I. International Equity Fund, AIM V.I. Mid Cap Equity Fund, and AIM V.I. Value Fund to AIM V.I. Core Equity Fund, AIM V.I. International Growth Fund, AIM V.I. Mid Cap Core Equity Fund, and AIM V.I. Premier Equity Fund, respectively.

(4) Before fee waivers and restated to reflect current fees. The Fund's advisor has contractually agreed to waive advisory fees or reimburse expenses to the extent necessary to limit Total Annual Fund Expenses (excluding Rule 12b-1 Plan fees,m if any, interest, taxes, dividend expense on short sales, extraordinary items and increases in expenses due to expense offset arrangements, if any) to 1.30%.

(5) After fee waivers and expense reimbursements, Management fees, Other Expenses and Total Annual Fund Expenses for the AIM V.I. Dent Demographic Trends Fund were 0.71%, 0.59% and 1.30%, respectively.

(6) After fee waivers and expense reimbursements, Management Fees, Other Expenses and Total Annual Fund Expenses for the AIM V.I. New Technology Fund were 0.81%, 0.49% and 1.30%, respectively.






THE COMPANY
--------------------------------------------------------------------------------

The Company is the issuer of the Contract. The Company is a stock life insurance company organized in 1998 under the laws of the State of Arizona. Previously, the Company was organized under the laws of the State of Illinois in 1992. The Company was originally organized under the laws of Indiana in 1965. From 1965 to 1983, the Company was known as "United Standard Life Assurance Company" and from 1983 to 1992, the Company was known as "William Penn Life Assurance Company of America."

The Company is licensed to operate in the District of Columbia and all states except New York. The Company intends to market the Contract in those jurisdictions in which it is licensed to operate. The Company's headquarters are located at 3100 Sanders Road, Northbrook, Illinois 60062.

The Company is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), a stock life insurance company incorporated under the laws of the State of Illinois. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company ("Allstate"), a stock property-liability insurance company incorporated under the laws of the State of Illinois. All of the outstanding capital stock of Allstate is owned by The Allstate Corporation.

The Company and Allstate Life entered into a reinsurance agreement effective June 5, 1992. Under the reinsurance agreement, Allstate Life reinsures substantially all of the Company's liabilities under the Contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to the Company; and the Company remains the sole obligor under the Contract to you.

Independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. (These ratings do not pertain to the investment merits of any Fund or Variable Sub-Account.) A.M. Best Company assigns an A+ (Superior) financial strength rating to Allstate Life, which results in an A+r rating to Glenbrook due to the reinsurance agreement with Allstate Life mentioned above. Standard & Poor's assigns an AA+ (Very Strong) and Moody's Investors Service assigns an Aa2 (Excellent) financial strength ratings to Glenbrook, sharing the same ratings of its parent, Allstate Life. We may from time to time advertise these ratings in our sales literature.


THE VARIABLE ACCOUNT
--------------------------------------------------------------------------------


GENERAL
The Company established the Variable Account on January 15, 1996. The Variable Account is a segregated asset account under Arizona law. Under Arizona law, the assets of the Variable Account are held exclusively for the benefit of Contract Owners and persons entitled to payments under the Contracts. The assets of the Variable Account are not chargeable with liabilities arising out of any other business which the Company may conduct. The Variable Account is organized as a unit investment trust and registered as such with the SEC under the Investment Company Act of 1940 (the "1940 Act"). The Variable Account meets the definition of a "separate account" under the federal securities laws.


THE FUNDS
The Variable Account will invest in shares of the AIM Variable Insurance Funds (the "Trust").

The Trust is registered with the SEC as an open-end, series, management investment company. Registration of the Trust does not involve supervision of its management, investment practices or policies by the SEC. The Trust has eighteen portfolios (the "Funds" or, each, a "Fund"). The Funds are designed to provide investment vehicles for variable insurance contracts of various insurance companies, in addition to those funded through the Variable Account.

It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in a Fund simultaneously. Although neither the Company nor the Trust currently foresees any such disadvantages either to variable life insurance or variable annuity contract owners, the Trust's Board of Trustees will monitor events to identify any material conflicts between variable life and variable annuity contract owners and to determine what action, if any, should be taken in response. If the Board of Trustees were to conclude that separate funds should be established for variable life and variable annuity separate accounts, the Company would bear the attendant expenses.

We re-invest all investment income of and other distributions to each Variable Sub-Account arising from the corresponding Fund in shares of that Fund at net asset value. The income and both realized and unrealized gains or losses on the assets of each Variable Sub-Account are separate and are credited to or charged against the Variable Sub-Account without regard to the income, gains or losses of any other Variable Sub-Account or from any other business of the Company. We will (1) purchase shares in the Funds in connection with premiums allocated to the corresponding Variable Sub-Account in accordance with Contract Owners' directions; and (2) redeem shares in the Funds to meet Contract obligations or make adjustments in reserves, if any. The Trust is required to redeem Fund shares at net asset value and to make payment of such redemptions within seven days.

We reserve the right, subject to compliance with the law as then in effect, to make additions to, deletions from, or substitutions for the Fund shares underlying the Variable Sub-Accounts. If shares of any of the Funds should no longer be available for investment, or if, in the judgment of the Company's management, further investment in shares of any Fund should become inappropriate in view of the purposes of the Contracts, we may substitute shares of another Fund for shares already purchased, or to be purchased in the future, under the Contracts. We will not make any such substitution without notice to Contract Owners, and prior approval of the Commission to the extent required under the 1940 Act. We reserve the right to establish additional Variable Sub-accounts of the Variable Account, each of which would invest in shares of another Fund or in the portfolios of other investment companies. Subject to Contract Owner approval, we also reserve the right to end the registration under the 1940 Act of the Variable Account or any other separate accounts of which the Company is the depositor, or to operate the Variable Account as a management investment company under the 1940 Act.

Each Fund is subject to certain investment restrictions and policies which may not be changed without the approval of a majority of the shareholders of that Fund. See the accompanying prospectus for the Fund Series for further information on these policies and restrictions.


AIM VARIABLE INSURANCE FUNDS
AIM Variable Insurance Funds, the Trust, offers eighteen Funds for use with this Contract. Each Fund has different investment objectives and policies and operates as a separate investment fund. The following is a brief description of the investment objectives of the Funds. For a more complete description including recent changes to the Funds investment policies, please see the prospectus of the Trust which accompanies this prospectus.

AIM V.I. Aggressive Growth Fund ("Aggressive Growth Fund") is a diversified Fund which seeks to achieve long-term growth of capital.

AIM V.I. Balanced Fund ("Balanced Fund") is a diversified Fund which seeks to achieve as high a total return as possible, consistent with preservation of capital.

AIM V.I. Basic Value Fund ("Basic Value Fund") is a diversified Fund which seeks to achieve long-term growth of capital.

AIM V.I. Blue Chip Fund ("Blue Chip Fund") is a diversified Fund which seeks to achieve long-term growth of capital with a secondary objective of current income.

AIM V.I. Capital Appreciation Fund ("Capital Appreciation Fund") is a diversified Fund which seeks growth of capital.

AIM V.I. Capital Development Fund ("Capital Development Fund") is a diversified Fund which seeks long-term growth of capital.

AIM V.I. Core Equity Fund ("Core Equity Fund") is a diversified Fund which seeks growth of capital with a secondary objective of current income.

AIM V.I. Dent Demographic Trends Fund ("Dent Demographic Trends Fund") is a diversified Fund which seeks long-term growth of capital.

AIM V.I. Diversified Income Fund ("Diversified Income Fund") is a diversified Fund which seeks a high level of current income.

AIM V.I. Global Utilities Fund ("Global Utilities Fund") is a nondiversified Fund which seeks a high total return.

AIM V.I. Government Securities Fund ("Government Fund") is a diversified Fund which seeks a high level of current income consistent with reasonable concern for safety of principal.

AIM V.I. Growth Fund ("Growth Fund") is a diversified Fund which seeks growth of capital.

AIM V.I. High Yield Fund ("High Yield Fund") is a diversified Fund which seeks to achieve a high level of current income.

AIM V.I. International Growth Fund ("International Growth Fund") is a diversified Fund which seeks long-term growth of capital.

AIM V.I. Mid Cap Core Equity ("Mid Cap Core Equity Fund") is a diversified Fund which seeks long term growth of capital.

AIM V.I. Money Market Fund ("Money Market Fund") is a diversified Fund which seeks as high a level of current income as is consistent with the preservation of capital and liquidity.

AIM V.I. New Technology Fund ("New Technology Fund") is a diversified Fund which seeks long-term growth of capital.

AIM V.I. Premier Equity Fund ("Premier Equity Fund") is a diversified Fund which seeks long-term growth of capital and income as a secondary objective.

An investment in the Money Market Fund is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the Money Market Fund will be able to maintain a stable net asset value of $1.00 per share.

Each Fund's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

All dividends and capital gains distributions from the Funds are automatically reinvested in shares of the distributing Fund at their net asset value.

Due to the sometimes limited availability of common stocks of small-cap companies that meet the investment criteria for AIM V.I. Aggressive Growth Fund, the Fund may periodically suspend or limit the offering of its shares. The Fund will be closed to new participants when Fund assets reach $200 million. If the Fund is closed, Contract owners maintaining an allocation of contract value in that Fund will nevertheless be permitted to allocate additional purchase payments to the Fund.

There is no assurance that the Funds will attain their respective stated objectives. Additional information concerning the investment objectives and policies of the Funds, as well as information regarding the risks associated with each Fund, can be found in the current prospectus for the Trust accompanying this prospectus. You should read the prospectus for the Trust in conjunction with this prospectus.

YOU SHOULD READ THE FUND SERIES PROSPECTUS CAREFULLY BEFORE YOU MAKE ANY DECISION CONCERNING THE ALLOCATION OF PREMIUM PAYMENTS TO A PARTICULAR VARIABLE SUB-ACCOUNT.

INVESTMENT ADVISOR FOR THE FUNDS
A I M Advisors, Inc. ("AIM") serves as the investment advisor to each Fund. AIM was organized in 1976, and together with its domestic subsidiaries, manages or advises over 150 investment company portfolios (including the Funds) encompassing a broad range of investment objectives. AIM is a wholly owned subsidiary of A I M Management Group Inc. ("AIM Management"). AIM Management is a holding company engaged in the financial services business and is an indirect wholly owned subsidiary of AMVESCAP PLC. AMVESCAP PLC and its subsidiaries are an independent investment management group engaged in institutional investment management and retail mutual fund business in the United States, Europe, and the Pacific Region.


THE CONTRACT
--------------------------------------------------------------------------------


APPLICATION FOR A CONTRACT
Individuals wishing to purchase a Contract must submit an application to the Company. We will issue a Contract only on the lives of Insureds ages 0-85 who supply evidence of insurability satisfactory to us. Acceptance is subject to our underwriting rules; we reserve the right to reject an application for any lawful reason. If we do not issue a Contract, we will return the premium to the applicant. We will not change the terms or conditions of a Contract without the consent of the Contract Owner except where necessary to comply with tax laws or maintain the status of the Contract under then applicable law.

Once we have received the initial premium and approved the underwriting, we will issue the Contract on the date we have received the final requirement for issue. In the case of simplified underwriting, we will issue the Contract or deny coverage within 3 business days of receipt of premium. The Insured will be covered under the Contract, however, as of the Contract Date. Since the Contract Date will generally be the date the Company receives the initial premium, coverage under a Contract may begin before the Contract is actually issued (unless we receive the premium under a "conditional receipt," as discussed in the following paragraph). In addition to determining when coverage begins, the Contract Date determines Monthly Activity Dates, Contract months, and Contract Years.

If the initial premium is over the limits we establish from time to time (currently $2,000,000), we will not accept the initial payment with the application without prior approval. In other cases, where we receive the initial payment with the application, we will provide fixed conditional insurance during underwriting according to the terms of a conditional receipt. The fixed conditional insurance will be the insurance applied for, up to a maximum that varies by age.


PREMIUMS
The Contract is designed to permit an initial premium payment and, subject to certain conditions, additional premium payments. The initial premium payment purchases a Death Benefit initially equal to the Contract's Specified Amount. The minimum initial payment is $10,000.

Under current underwriting rules, which are subject to change, proposed Insureds are eligible for simplified underwriting without a medical examination if their application responses and initial premium payment meet simplified underwriting standards. Customary underwriting standards will apply to all other proposed Insureds. The maximum initial premium currently permitted on a simplified underwriting basis varies with the age of the Insured according to the following table:


        SIMPLIFIED UNDERWRITING
                                  ISSUE AGE                                      MAXIMUM INITIAL PREMIUM*
------------------------------------------------------------------------------  --------------------------
                                     0-34                                              Not available
                                    35-44                                             $       15,000
                                    45-54                                             $       30,000

                                    55-64                                             $       50,000
                                    65-80                                             $      100,000
                                 Over age 80                                           Not available


* These limits may vary by state.

Additional premium payments may be made at any time, subject to the following conditions:

.. only one additional premium payment may be made in any Contract Year;

.. each additional premium payment must be at least $500;

.. attained age of the Insured must be less than 86 at the time that we receive the premium payments; and

.. absent submission of new evidence of insurability of the Insured, the maximum additional premium payment permitted in a Contract Year is the "Guaranteed Additional Payment." The Guaranteed Additional Payment is the
   lesser of $5,000, or a percentage of the initial payment (5% for attained ages 40-70, and 0% for attained ages 20-39 and 71-85).

Additional premium payments may require an increase in the Specified Amount for the Contract to remain within the definition of a life insurance contract under
Section 7702 of the Code. Other than for the "Guaranteed Additional Payment," the Company reserves the right to obtain satisfactory evidence of insurability upon any additional premium payments requiring an increase in the Specified Amount. We reserve the right to reject any additional premium payment for any reason.

Unless you request otherwise in writing, any additional premium payment we receive while a Contract loan exists will be applied first, as a repayment of Indebtedness, and second, as an additional premium payment, subject to the conditions described above.

You may make additional premium payments at any time and in any amount necessary to avoid termination of the Contract without evidence of insurability.


ALLOCATION OF PREMIUMS
Upon completion of underwriting, the Company will either issue a Contract, or deny coverage and return all premiums. If we issue a Contract, we will allocate the initial premium payment, plus an amount equal to the interest that would have been earned had the initial premium been invested in the AIM V.I. Money Market Sub-Account since the date of receipt of the premium, to the Variable Account. We will make that allocation on the date the Contract is issued according to the initial premium allocation instructions specified by you on the application. In the future, the Company may allocate the initial premium to the AIM V.I. Money Market Sub-Account during the cancellation period in those states where state law requires premiums to be returned upon exercise of the cancellation right.


ACCUMULATION UNIT VALUES
The Accumulation Unit Value for each Variable Sub-Account will vary to reflect the investment experience of the corresponding Fund. We determine these values on each Valuation Date by multiplying the Accumulation Unit Value of a particular Variable Sub-Account on the preceding Valuation Date by a "Net Investment Factor" for that Sub-Account for the Valuation Period then ended. The Net Investment Factor for each Variable Sub-Account is determined by first dividing (A) the net asset value per share of the corresponding Fund at the end of the current Valuation Period (plus the per share dividends or capital gains by that Fund if the ex-dividend date occurs in the Valuation Period then ended), by (B) the net asset value per share of the corresponding Fund at the end of the immediately preceding Valuation Period; and then subtracting (C) the mortality and expense risk charge annual rate divided by 365 and multiplied by the number of calendar days in the current Valuation Period. You should refer to the prospectus for the Trust which accompanies this prospectus for a description of how the assets of the Trust are valued, because those valuations have a direct bearing on the Accumulation Unit Values of the corresponding Variable Sub-Accounts and, therefore, on your Account Value. See "Contract Benefits and Rights-Account Value," page __.

We will determine all valuations in connection with a Contract (e.g., with respect to determining Account Value, or with respect to determining the number of Accumulation Units to be credited to a Contract with each premium), other than determinations with respect to death benefit payments, the initial premium, and additional premiums requiring underwriting, on the date we receive the request or payment in good order at our service center (mailing address: P.O. Box 94039, Palatine, Illinois, 60094-4039; overnight address: 300 North Milwaukee Avenue, Vernon Hills, Illinois, 60061). However, if such date is not a Valuation Date, we will make the determination on the next succeeding date which is a Valuation Day.

SPECIALIZED USES OF THE CONTRACT. Because the Contract provides for an accumulation of Cash Value as well as a death benefit, the Contract can be used for various individual and business financial planning purposes. Purchasing the Contract in part for such purposes, however, entails certain risks. For example, if the investment performance of the Variable Sub-Accounts to which Account Value is allocated is less than expected or if sufficient premiums are not paid, the Contract may lapse or may not accumulate sufficient Account Value to fund the purpose for which the Contract was purchased.

Withdrawals and Contract loans may significantly affect current and future Account Value, Cash Surrender Value, or Death Benefit proceeds. Depending upon the investment performance of the Variable Sub-Accounts and the amount of a Contract loan, the loan may cause a Contract to lapse. Contractual fees and charges, such as the cost of insurance charge, will apply. The Contract is designed to provide benefits on a long-term basis. Before purchasing a Contract for a specialized purpose, a purchaser should consider whether the long-term nature of the Contract is consistent with the purpose for which it is being considered. Using a Contract for a specialized purpose may have tax consequences. (See "Federal Tax Considerations," page __.)


DEDUCTIONS AND CHARGES
MONTHLY DEDUCTIONS. On each Monthly Activity Date, including the Contract Date, we will deduct from your Account Value attributable to the Variable Account an amount ("Monthly Deduction Amount") to cover charges and expenses incurred in connection with the Contract. We will deduct this amount from the Variable Sub-Accounts in proportion to your Account Value attributable to each Variable Sub-Account. The Monthly Deduction Amount will vary from month to month. If the Cash Surrender Value is not sufficient to cover a Monthly Deduction Amount due on any Monthly Activity Date, the Contract may lapse. See "Access to Your Money--Lapse and Reinstatement," page __. The following is a summary of the monthly deductions and charges which constitute the Monthly Deduction Amount.

COST OF INSURANCE CHARGE. The cost of insurance charge covers the Company's anticipated mortality costs for standard and special risks. In some states this
underwriting classification is called "Rated."   Current cost of insurance rates
are lower after the 10th Contract Year. The current cost of insurance charge, which is deducted as a specified percentage of your Account Value, will not exceed the guaranteed cost of insurance charge. This guaranteed charge is the maximum annual cost of insurance per $1,000 as indicated in the Contract; multiplied by the difference between the Death Benefit and the Account Value (both as determined on the Monthly Activity Date); divided by $1,000; and divided by 12. For standard risks, the guaranteed cost of insurance rate is based on the 1980 Commissioner's Standard Ordinary Mortality Table, age last birthday. (Unisex rates may be required in some states.) A table of guaranteed cost of insurance charges per $1,000 will be included in each Contract; however, the Company reserves the right to use rates less than those shown in the table. Special* risks will be charged at a higher cost of insurance rate that will not exceed rates based on a multiple of the 1980 Commissioner's Standard Ordinary Mortality Table, age last birthday. The multiple will be based on the Insured's special rating.

Ihe guaranteed cost of insurance charge rates are applied to the difference between the Death Benefit determined on the Monthly Activity Date and the Account Value on that same date prior to assessing the Monthly Deduction Amount, because that difference is the amount for which the Company is at risk to pay should the Death Benefit be then payable. The Death Benefit as computed on a given date is the greater of: (1) the Specified Amount on that date; or (2) the Account Value on that date multiplied by the applicable Death Benefit ratio. (For an explanation of the Death Benefit, see "Contract Benefits and Right-Death Benefit" on page __.)

Example:

Specified Amount                =     $100,000
Account Value on the Monthly    =     $ 30,000
Activity Date
Insured's attained age          =           45
Death Benefit ratio for age 45  =         2.15



On the Monthly Activity Date in this example, the Death Benefit as then computed would be $100,000, because the Specified Amount ($100,000) is greater than the Account Value multiplied by the applicable Death Benefit ratio ($30,000=X=2.15 = $64,500). Since the Account Value on that date is $30,000, the guaranteed cost of insurance charges per $1,000 would be applied to the difference ($100,000-$30,000 = $70,000).

Assume that the Account Value in the above example was $50,000. The Death Benefit would then be $107,500 (2.15=X=$50,000), since this is greater than the Specified Amount ($100,000). The cost of insurance rates in this case would be applied to ($107,500-$50,000) = $57,500.

Because the Account Value (and, as a result, the amount for which the Company is at risk under a Contract) may vary monthly, the cost of insurance charge may also vary on each Monthly Activity Date. However, once a risk rating class has been assigned to an Insured when the Contract is issued, that rating class will not change if additional premium payments or partial withdrawals increase or decrease the Specified Amount.

TAX EXPENSE CHARGE. The Company will deduct monthly from the Account Value a tax expense charge equal to an annual rate of 0.40% of Account Value for the first ten Contract Years. This charge compensates the Company for premium taxes imposed by various states and local jurisdictions and for federal taxes related to the receipt of premiums under the Contracts. The charge includes a premium tax charge of 0.25% of Account Value and a federal tax charge of 0.15% of Account Value. The 0.25% premium tax charge over ten Contract Years approximates the Company's average expenses for state and local premium taxes (2.5%). Premium taxes vary, ranging from zero to 3.5%. We will impose the premium tax charge regardless of a Contract owner's state of residence. Therefore, we deduct this amount from your Account Value whether or not any premium tax applies to your Contract. The charge may be higher or lower than any premium tax your state imposes. The 0.15% federal tax charge helps reimburse the Company for approximate expenses incurred for federal taxes resulting from the application of Section 848 of the Code.

ADMINISTRATIVE EXPENSE CHARGE. We will deduct monthly from your Account Value an administrative expense charge equal to an annual rate of 0.25% of the Account Value. This charge compensates us for administrative expenses incurred in the administration of the Variable Account and the Contracts. We take all monthly deductions by canceling Accumulation Units of the Variable Account under the Contract.


OTHER DEDUCTIONS
MORTALITY AND EXPENSE RISK CHARGE. We will deduct from the Variable Account a daily charge equivalent to an annual rate of 0.90% of average daily net assets for the mortality risks and expense risk we assume in relation to the Contracts. The mortality risks assumed include the risk that the cost of insurance charges specified in the Contract will be insufficient to meet claims. We also assume the risk that the Death Benefit will exceed the amount on which the cost of insurance charges were based, because that determination is made on the Monthly Activity Date preceding the death of an Insured. The expense risk assumed is that expenses incurred in issuing and administering the Contracts will exceed the administrative charges set in the Contract.

ANNUAL MAINTENANCE FEE. If the aggregate premiums paid on your Contract are less than $50,000, the Company will deduct from your Account Value an Annual Maintenance Fee of $35 on each Contract Anniversary. This fee will help reimburse us for administrative and maintenance costs of the Contracts. We also will deduct this fee also upon surrender of the Contract on a date other than a Contract Anniversary (unless at least $50,000 of premiums have been paid).

TAXES CHARGED AGAINST THE VARIABLE ACCOUNT. Currently we make no charge to the Variable Account for federal income taxes that may be attributable to the operations of the Variable Account (as opposed to the federal tax related to our receipt of premiums under the Contract). The Company may, however, impose such a charge in the future. We may also make charges for other taxes, if any, attributable to the Variable Account or this class of Contracts.

CHARGES AGAINST THE FUNDS. The Variable Account purchases shares of the Funds at net asset value. The net asset value of each of the Fund's shares reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. Each of the Funds' investment management fees are a percentage of the average daily value of the net assets of the Funds. See the "Fund Expenses" table on page __ for a more complete discussion of the fees and charges applicable to the Funds.

WITHDRAWAL CHARGE. We may assess a Withdrawal Charge upon surrender of the Contract or partial withdrawals in excess of the Free Withdrawal Amount. The Free Withdrawal Amount in any Contract Year is 10% of total premiums paid to date. You may not carry forward any Free Withdrawal Amount not taken in a Contract Year to increase the Free Withdrawal Amount available in any subsequent year. Withdrawals in excess of the Free Withdrawal Amount will be subject to a Withdrawal Charge as set forth in the table below:

                                                   PERCENTAGE OF INITIAL
                                                     PREMIUM WITHDRAWN
                                                    (IN EXCESS OF FREE
                 CONTRACT YEAR                      WITHDRAWAL AMOUNT)
------------------------------------------------  -----------------------


               1                                           7.75%
               2                                           7.75%
               3                                           7.75%
               4                                           7.25%
               5                                           6.25%
               6                                           5.25%
               7                                           4.25%
               8                                           3.25%
               9                                           2.25%
             10+                                           0.00%


After the ninth Contract Year, we will not impose Withdrawal Charges. In addition, we will not impose a Withdrawal Charge on any withdrawal to the extent that aggregate Withdrawal Charges and the federal tax portion of the tax expense charge imposed would otherwise exceed 9% of total premiums paid prior to the withdrawal. We may waive the Withdrawal Charge under certain circumstances if the Insured is confined to a qualified long-term care facility or hospital. See "Contract Benefits and Rights--Confinement Waiver Benefit," page __. We impose a withdrawal charge to cover a portion of the expense we incur in distributing the Contracts. This expense includes agents' commissions, underwriting, and the costs associated with establishing policies.

DUE AND UNPAID PREMIUM TAX CHARGE. During the first nine Contract years, we will impose a charge for due and unpaid premium tax on full or partial withdrawals in excess of the Free Withdrawal Amount. This means that the Free Withdrawal Amount is not subject to a charge for due and unpaid premium tax. This charge is shown below, as a percent of the Initial Premium withdrawn:

                                                      PERCENTAGE OF INITIAL
                   CONTRACT YEAR                        PREMIUM WITHDRAWN
---------------------------------------------------  -----------------------


               1                                              2.25%
               2                                              2.00%
               3                                              1.75%
               4                                             1.50%
               5                                              1.25%
               6                                              1.00%
               7                                              0.75%
               8                                              0.50%
               9                                              0.25%
               10+                                            0.00%


After the ninth Contract Year, no due and unpaid premium tax charge will be imposed. We guarantee that the percentages indicated above will not increase.


CONTRACT BENEFITS AND RIGHTS
--------------------------------------------------------------------------------


DEATH BENEFIT
The Contracts provide for the payment of Death Benefit proceeds to the named beneficiary when the Insured under the Contract dies. The proceeds payable to the beneficiary equal the Death Benefit less the sum of:

.. any Indebtedness; plus

.. any due and unpaid Monthly Deduction Amounts occurring during a Grace Period
  (if applicable).

The Death Benefit equals the greater of (1) the Specified Amount; or (2) the Account Value multiplied by the Death Benefit Ratio. The ratios vary according to the attained age of the Insured and are specified in the Contract. An increase in Account Value due to favorable investment experience may increase the Death Benefit above the Specified Amount; and a decrease in Account Value due to unfavorable investment experience may decrease the Death Benefit (but not below the Specified Amount).

EXAMPLES:

                          A          B
                       --------  ----------
Specified Amount       $100,000   $100,000
Insured's Age                45         45
Account Value on Date  $ 48,000   $ 34,000
 of Death
Death Benefit Ratio        2.15       2.15


In Example A, the Death Benefit equals $103,200, i.e., the greater of $100,000 (the Specified Amount) and $103,200 (the Account Value at the Date of Death of $48,000, multiplied by the Death Benefit Ratio of 2.15). This amount, less any Indebtedness and due and unpaid Monthly Deduction Amounts, constitutes the death benefit proceeds which we would pay to the beneficiary.

In Example B, the Death Benefit is $100,000, i.e., the greater of $100,000 (the Specified Amount) and $73,100 (the Account Value of $34,000 multiplied by the Death Benefit Ratio of 2.15).

The beneficiary may request that all or part of the proceeds be either paid in cash, or applied under an Income Plan. See "Access to Your Money - Payment Options," page __.


ACCELERATED DEATH BENEFIT
If the Insured becomes terminally ill, you may request an Accelerated Death Benefit in an amount up to the lesser of: (1) 50% of the Specified Amount on the day we receive the request; or (2) $250,000 for all policies issued by us that cover the Insured. "Terminally ill" means an illness or physical condition of the Insured that, notwithstanding appropriate medical care, will result in a life expectancy of 12 months or less. If the Insured is terminally ill as the result of an illness, the Accelerated Death Benefit is not available unless the illness occurred at least 30 days after the Issue Date. If the Insured is terminally ill as the result of an accident, the Accelerated Death Benefit is available if the accident occurred after the Issue Date. The minimum amount of Death Benefit we will accelerate is $10,000. The Company will pay benefits due under the Accelerated Death Benefit provision upon our receipt of your written request and due proof that the Insured has been diagnosed as terminally ill. We reserve the right to require supporting documentation of the diagnosis and to require, at our expense, an examination of the Insured by a physician of our choice to confirm the diagnosis. The amount of the payment will be the amount you requested, reduced by the sum of:

.. a 12 month interest discount to reflect the early payment;

.. an administrative fee not to exceed $250; and

.. a pro rata amount of any outstanding Contract loan and accrued loan interest.

After the payment has been made, we will reduce on a pro rata basis the Specified Amount, the Account Value and any outstanding Contract loan.

We allow only one request for an Accelerated Death Benefit per Insured. The Accelerated Death Benefit may vary by state and may not be available in all states.


CONFINEMENT WAIVER BENEFIT
Under the terms of an endorsement to the Contract, we will waive any Withdrawal Charges on partial withdrawals and surrenders of the Contract requested while the Insured is confined to a qualified long-term care facility or hospital (as defined in the endorsement) for a period of more than 90 consecutive days beginning 30 days or more after the Contract Date, or within 90 days after the Insured is discharged (as defined in the endorsement) from such confinement. The confinement must have been prescribed by a licensed medical doctor or a licensed doctor of osteopathy, operating within the scope of his or her license, and must be medically necessary. The prescribing doctor may not be the Insured, the Contract Owner, or any spouse, child, parent, grandchild, grandparent, sibling or in-law of the Contract Owner. "Medically necessary" means appropriate and consistent with the diagnosis and which could not have been omitted without adversely affecting the Insured's condition. The confinement waiver benefit may not be available in all states.


ACCOUNT VALUE
The Account Value of a Contract will be computed on each Valuation Date. On the Contract Date, the Account Value is equal to the initial premium less the Monthly Deduction Amount for the first month. Thereafter, the Account Value will vary to reflect the investment experience of the Funds, the value of the Loan Account, any premium payments and withdrawals that you make, and all charges that we deduct. There is no minimum guaranteed Account Value.

The Account Value of a particular Contract is related to the Accumulation Unit Values of the Variable Sub-Accounts to which the Contract owner has allocated premiums paid on the Contract. The Account Value on any Valuation Date is calculated by multiplying the number of Accumulation Units credited to the Contract in each Variable Sub-Account as of the Valuation Date by the then Accumulation Unit Value of that Variable Sub-Account, and then summing the result for all the Variable Sub-Accounts credited to the Contract and the value of the Loan Account. See "The Contract - Accumulation Unit Values," page __.


TRANSFER OF ACCOUNT VALUE
While the Contract remains in force and subject to the Company's transfer rules then in effect, you may request to transfer a part or all of the Account Value of a particular Variable Sub-Account to other Variable Sub-Accounts. We reserve the right to impose a $10 charge on each such transfer in excess of 12 per Contract Year. Currently, we do not assess this charge. The minimum dollar amount that can be transferred is shown on your Contract Data page.

You may make telephone transfer requests by calling 1(800) 776-6978 by 4:00 p.m., Eastern Time or may submit transfer requests in writing on a form we provide. We will not accept telephone transfer requests received at any other telephone number or after 4:00 p.m., Eastern Time. In the event that the NYSE closes early, i.e., before 4:00 p.m. Eastern Time, or in the event that the NYSE closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the NYSE on that particular day. We will effect telephone transfer requests received before 4:00 p.m., Eastern Time at the next computed value.

Transfers by telephone may be made by the Contract Owner's agent of record or attorney-in-fact pursuant to a power of attorney. Telephone transfers may not be permitted in some states. The policy of the Company and its agents and affiliates is that they will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine; otherwise, the Company may be liable for any losses due to unauthorized or fraudulent instructions. The procedures the Company follows for transactions initiated by telephone include the requirement that callers on behalf of a Contract Owner identify themselves and the Contract Owner by name and social security number or other identifying information. All transfer instructions by telephone are tape recorded.

You must submit transfer requests (other than phone transfers) in writing on a form we provide.

As a result of a transfer, we will reduce the number of Accumulation Units credited to the Variable Sub-Account from which the transfer is made by the amount transferred divided by the Accumulation Unit Value of the Variable Sub-Account from which the transfer is made on the Valuation Date we receive the transfer request. Similarly, we will increase the number of Accumulation Units credited to the Variable Sub-Account to which the transfer is made by the amount transferred divided by the Accumulation Unit Value of that Variable Sub- Account on the Valuation Date we receive the transfer request.


DOLLAR COST AVERAGING
You may make transfers automatically through Dollar Cost Averaging while the Contract is in force. Dollar Cost Averaging permits you to transfer a specified amount every month (or some other frequency as may be determined by the Company) from any Variable Sub-Account to any other Variable Sub-Account. The theory of Dollar Cost Averaging is that, if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in the Dollar Cost Averaging program does not assure you of a greater profit from your purchases under the program; nor will it prevent or alleviate losses in a declining market. Transfers under Dollar Cost Averaging are not assessed a $10 charge and are not included in the count toward the 12 free transfers per year currently permitted by the Company.


AUTOMATIC PORTFOLIO REBALANCING
You may make transfers automatically through Automatic Portfolio Rebalancing while the Contract is in force. If you elect Automatic Portfolio Rebalancing, we will rebalance your Account Value in the Variable Sub-Accounts to your specified allocation on a quarterly basis, determined from the first date that you decide to rebalance.

Each quarter, we will transfer your Account Value among the Variable Sub-Accounts to achieve your requested allocation. Unless you subsequently change your allocation instructions, the allocation will be the allocation you selected initially. Any new allocation instructions will be effective with the first rebalancing that occurs after we receive the proper notice.

Example:

  Assume that you want your initial purchase payment split among two Variable Sub-Accounts. You want 40% to be in the Diversified Income Variable Sub-Account and 60% to be in the Capital Appreciation Variable Sub-Account. Over the next two months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the Diversified Income Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the Diversified Income Variable Sub-Account and use the money to buy more units in the Capital Appreciation Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively. Transfers made through Automatic Portfolio Rebalancing are not assessed a $10 charge and are not included in the count toward the 12 free transfers per year currently permitted by the Company.


ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------


CONTRACT LOANS
While the Contract is in force, a Contract Owner may obtain, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), one or both of two types of cash loans from the Company. These types are (1) Preferred Loans (described below), and (2) non-Preferred Loans. Both types of loans are secured by the Contract. The maximum amount available for a loan is 90% of the Contract's Cash Value, less the sum of

.. the amount of all Contract loans existing on the date of the loan (including loan interest to the next Contract Anniversary),

.. any due and unpaid Monthly Deduction Amounts, and

.. any Annual Maintenance Fee due on or before the next Contract Anniversary.

We will transfer the loan amount pro rata from each Variable Sub-Account attributable to the Contract (unless the Contract Owner specifies otherwise) to the Loan Account. We will credit the amounts allocated to the Loan Account with interest at the loan credited rate set forth in the Contract. Loans will bear interest at rates determined by the Company from time to time. Rates for non-preferred loans will not exceed the maximum rate indicated in the Contract. The amount of the Loan Account that equals the difference between the Account Value and the total of all premiums paid under the Contract net of any premiums returned due to partial withdrawals, as determined on each Contract Anniversary, is considered a "Preferred Loan." Preferred Loans bear interest at a rate not to exceed the Preferred Loan rate set forth in the Contract. Loan interest payments are due on the Contract Anniversary. If unpaid, loan interest is added to the amount of the loan and will bear interest at the rates described in this paragraph. We will transfer the difference between the value of the Loan Account over the Indebtedness on a pro-rata basis from the Variable Sub-Accounts to the Loan Account on each Contract Anniversary. If the aggregate outstanding loan(s) and loan interest secured by the Contract exceeds the Cash Value of the Contract, the Company will give written notice to the Contract Owner that unless the Company receives an additional payment within 61 days (the "Grace Period") to reduce the aggregate outstanding loan(s) secured by the Contract, the Contract may lapse. You may repay all or any part of any loan secured by a Contract while the Contract is still in force. When you make a loan repayment or interest payment, it will be allocated among the Variable Sub-Accounts in the same percentages as you have elected for subsequent premium payments (unless the you request a different allocation). We will deduct an amount equal to the payment from the Loan Account. You must repay any outstanding loan at the end of a Grace Period before we will reinstate the Contract. See "Access to Your Money-Lapse and Reinstatement," page __.

A loan, whether or not repaid, will have a permanent effect on the Account Value because the investment results of each Variable Sub-Account will apply only to the amount remaining in that Variable Sub-Account. The longer a loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the Variable Sub-Accounts earn more than the annual interest rate for amounts held in the Loan Account, a Contract Owner's Account Value will not increase as rapidly as it would have had no loan been made. If the Variable Sub-Accounts earn less than that rate, the Contract Owner's Account Value will be greater than it would have been had no loan been made. Also, if not repaid, the aggregate outstanding loan(s) will reduce the Death Benefit proceeds and Cash Surrender Value otherwise payable.


AMOUNT PAYABLE ON SURRENDER OF THE CONTRACT
While the Contract is in force, you may elect, without the consent of the beneficiary (provided the designation of beneficiary is not irrevocable), to surrender the Contract. Upon surrender, you will receive the Cash Surrender Value determined as of the day we receive your written request for surrender, or the date you specified in your request, whichever is later. The Cash Surrender Value equals the Cash Value less: (1) the Annual Maintenance Fee, and (2) any Indebtedness. We will pay the Cash Surrender Value within seven days of our receipt of the written request or on the effective surrender date you requested, whichever is later. For a discussion of the tax consequences of surrendering the Contract, see "Federal Tax Considerations," page __. You may elect to apply the surrender proceeds to an Income Plan, see "Payment Options," page __.


PARTIAL WITHDRAWALS
While the Contract is in force, you may elect, by written request, to make partial withdrawals of at least $50 from the Cash Surrender Value. The Cash Surrender Value, after the partial withdrawal, must at least equal $2,000; otherwise, we may treat your request as a request for full surrender. Your contract will terminate if you withdraw all your Cash Surrender Value. We will however, ask you to confirm your withdrawal request before terminating your Contract. Before terminating any Contract whose value has been reduced by withdrawals to less than $2,000, we would inform you in writing of our intention to terminate your Contract and give you at least 30 days in which to make an additional purchase payment to restore your Cash Surrender Value to the Contract minimum of $2,000. If we terminate your Contract, we will distribute to you its Cash Surrender Value, less withdrawall and other charges and applicable taxes.

The partial withdrawal will be deducted pro rata from each Variable Sub-Account, unless the Contract Owner instructs otherwise. The Specified Amount after the partial withdrawal will be the greater of:

.. the Specified Amount prior to the partial withdrawal reduced proportionately to the reduction in Account Value; or

.. the minimum Specified Amount necessary in order to meet the definition of a life insurance contract under Section 7702 of the Code.

Partial withdrawals in excess of the Free Withdrawal

Amount may be subject to a Withdrawal Charge and any due and unpaid premium tax charges.

See "Deductions and Charges-Other Deductions-Withdrawal Charge" and "Premium Tax Charge." For a discussion of the tax consequences of partial withdrawals, see "Federal Tax Considerations," page __.


FREE WITHDRAWAL AMOUNT
The Free Withdrawal Amount in any Contract Year is 10% of total premiums paid to date. You may not carry forward any Free Withdrawal Amount not taken in a Contract Year to increase the Free Withdrawal Amount available in any subsequent year.


PAYMENT OPTIONS
You may receive the surrender proceeds or Death Benefit proceeds under the Contract in a lump sum, or you may apply it to an Income Plan. If the amount to be applied to an Income Plan is less than $3,000 or if it would result in an initial income payment of less than $20, we may require that the frequency of income payments be decreased such that the income payments are greater than $20 each, or we may elect to pay the amount in a lump sum. No surrender or partial withdrawals are permitted after payments under an Income Plan commence.

We will pay interest on the proceeds from the date of the Insured's death to the date payment is made or a payment option is elected. At such times, the proceeds are not subject to the investment experience of the Variable Account.

The Income Plans are fixed annuities payable from our general account. They do not reflect the investment experience of the Variable Account. Fixed annuity payments are determined by multiplying the amount applied to the annuity by a rate we will determine, which is no less than the rate specified in the fixed payment annuity tables in the Contract. The annuity payment will remain level for the duration of the annuity. We may require proof of age and gender of the payee (and joint payee, if applicable) before payments begin. We may also require proof that such person(s) is (are) living before we makes each payment.

The following options are available under the Contracts (we reserve the right to offer other payment options):

INCOME PLAN-LIFE INCOME WITH GUARANTEED PAYMENTS. The Company will make payments for as long as the payee lives. If the payee dies before the selected number of guaranteed payments have been made, we will continue to pay the remainder of the guaranteed payments.

INCOME PLAN 2-JOINT AND SURVIVOR LIFE INCOME WITH GUARANTEED PAYMENTS. The Company will make payments for as long as either the payee or Joint payee, named at the time of Income Plan selection, is living. If both the payee and the joint payee die before the selected number of guaranteed payments have been made, we will continue to pay the remainder of the guaranteed payments. We will make any other arrangements for income payments as may be agreed upon.


MATURITY
The Contracts have no maturity date.


LAPSE AND REINSTATEMENT
The Contract will remain in force unless and until the Cash Surrender Value is insufficient to cover a Monthly Deduction Amount due on a Monthly Activity Date. We will give you written notice that if you do not pay an amount shown in the notice (which will be sufficient to cover the Monthly Deduction Amount(s) due) within the 61 day Grace Period, there is a danger that the Contract may lapse.

The Contract will continue through the Grace Period, but if no payment is forthcoming, it will terminate at the end of the Grace Period. If the Insured dies during the Grace Period, the proceeds payable under the Contract will be reduced by the Monthly Deduction Amount(s) due and unpaid. See "Contract Benefits and Rights-Death Benefit," page __.

If the Contract lapses, you may apply for reinstatement of the Contract by payment of the reinstatement premium (and any applicable charges) required under the Contract. You must make a request for reinstatement within five years of the date the Contract entered the Grace Period. If a loan was outstanding at the time of lapse, we will require repayment of the loan before permitting reinstatement. In addition, the Company reserves the right to require evidence of insurability satisfactory to us. The reinstatement premium is equal to an amount sufficient to pay all Monthly Deduction Amounts and Annual Maintenance Fees due and unpaid during the Grace Period, and sufficient to keep the Contract in force for three months after the date of reinstatement.

The Specified Amount upon reinstatement cannot exceed the Specified Amount of the Contract at its lapse. The Account Value on the reinstatement date will reflect the Account Value at the time of termination of the Contract plus the premiums paid at the time of reinstatement. Withdrawal charges and due and unpaid premium tax charges, cost of insurance, and tax expense charges will continue to be based on the original Contract Date.


CANCELLATION AND EXCHANGE RIGHTS
You have a limited right to return a Contract for cancellation. This right to return exists during what we call the cancellation period. The cancellation period is a number of days (which varies by state) as specified in your Contract. If you choose to return the Contract for cancellation, you must do so by mail or personal delivery to the Company (at our service center) or to the agent who sold the Contract within the cancellation period following delivery of the Contract to you. We will then return to you within 7 days thereafter the sum of the Account Value on the Valuation Date the returned

Contract is received by us (at our service center) or our agent; plus any deductions under the Contract or by the Funds for taxes, charges or fees. Some states may require the Company to return the premiums paid for the returned Contract.

Once the Contract is in effect, you may exchange it during the first 24 months after its issuance for a non-variable permanent life insurance contract we offer on the life of the Insured. We reserve the right to make available a permanent life insurance contract offered by us or any company affiliated with us without evidence of insurability. The amount at risk to the Company (i.e., the difference between the Death Benefit and the Account Value) under the new contract will be equal to or less than the amount at risk to the Company under the exchanged Contract on the date of exchange. Premiums under the new contract will be based on the same risk classification as that of the exchanged Contract. The exchange is subject to adjustments in premiums and Account Value to reflect any variance between the exchanged Contract and the new contract.


SUSPENSION OF VALUATION, PAYMENTS, LOANS, WITHDRAWALS, AND TRANSFERS
The Company will suspend all procedures requiring valuation of the Variable Account (including transfers, surrenders, payments, withdrawals and loans) on any day the New York Stock Exchange is closed or trading is restricted due to an existing emergency as defined by the SEC, or on any day the SEC has ordered that the right of surrender of the Contracts be suspended for the protection of Contract Owners, until such emergency has ended.


OTHER MATTERS
--------------------------------------------------------------------------------


STATE EXCEPTIONS
Where required by state law, certain features of your Contract may differ in certain respects from those described above. For example, certain states may require that the Accelerated Death Benefit be available on or after the Issue Date of the Contract while in other states the Accelerated Death Benefit is not available unless the illness occurred at least 30 days after the Issue Date of the Contract. Please refer to your Contract for specific information regarding the benefits available to you.


LAST SURVIVOR CONTRACTS
We offer the Contracts on either a single life or a "last survivor" basis. Contracts sold on a last survivor basis operate in a manner almost identical to the single life version. The most important difference is that the last survivor version involves two Insureds and the proceeds are paid only on the death of the last surviving Insured. The other significant differences between the last survivor and single life versions are listed below:

.. Last survivor Contracts are offered for prospective insured persons ages
  18-85.

.. The cost of insurance charges under the last survivor Contracts are determined in a manner that reflects the anticipated mortality of the two Insureds and the fact that the Death Benefit is not payable until the death of the second Insured.

.. To qualify for simplified underwriting under a last survivor Contract, both
  Insureds must meet the simplified underwriting standards.

.. For a last survivor Contract to be reinstated, both Insureds must be alive on the date of reinstatement.

.. For a last survivor Contract, provisions regarding misstatement of age or sex, suicide and incontestability apply to either Insured.

.. The Accelerated Death Benefit provision is only available upon terminal illness of the last survivor.

.. The Confinement Waiver Benefit is available upon confinement of either insured.


VOTING PRIVILEGES
In accordance with our view of presently applicable law, we will vote the shares of the Funds at regular and special meetings of their shareholders in accordance with instructions from Contract Owners (or their assignees, as the case may be) having a voting interest in the Variable Account. The number of shares of a Fund held in a Variable Sub-Account which are attributable to each Contract Owner is determined by dividing the Contract Owner's interest in that Variable Sub-Account by the per share net asset value of the corresponding Fund. We will vote shares for which no instructions have been given and shares which are not attributable to Contract Owners (i.e., shares we own) in the same proportion as we vote shares for which we have received instructions. If the 1940 Act or any rule promulgated thereunder should be amended, however, or if our present interpretation should change and, as a result, we determine that we are permitted to vote the shares of the Funds in our own right, we may elect to do so.

The voting interests of the Contract Owner (or the assignee) in the Funds will be determined as follows: Contract Owners are entitled to give voting instructions to the Company with respect to Fund shares attributable to them as described above, determined on the record date for the shareholder meeting for that Fund. Therefore, if a Contract Owner has taken a loan secured by the Contract, amounts transferred from the Variable Sub-Account(s) to the Loan Account in connection with the loan (see "Access to Your Money--Contract Loans," page __) will not be considered in determining the voting interests of the Contract Owner. Contract Owners should review the prospectus for the Trust which accompanies this prospectus to determine matters on which Trust shareholders may vote.

We may, when required by state insurance regulatory authorities, disregard voting instructions if the instructions require that the shares be voted so as to cause a change in the sub-classification or investment objective of one or more of the Funds or to approve or disapprove an investment advisory contract for the Funds. We also may disregard voting instructions in favor of changes initiated by Contract Owners in the investment objectives or the investment advisor of the Funds if we reasonably disapprove of such changes. We would disapprove a change only if the proposed change is contrary to state law or prohibited by state regulatory authorities. If we do disregard voting instructions, we will include a summary of that action and the reasons for such action in the next periodic report to Contract Owners.


STATEMENTS TO CONTRACT OWNERS
The Company will maintain all records relating to the Variable Account and the Variable Sub-Accounts. At least once each Contract Year, we will send you a statement showing the coverage amount and the Account Value of the Contract (indicating the number of Accumulation Units credited to the Contract in each Variable Sub-Account and the corresponding Accumulation Unit Value), and any outstanding loan(s) secured by the Contract as of the date of the statement. The statement will also show premiums paid, and Monthly Deduction Amounts under the Contract since the previous statement, and any other information required by applicable law or regulation.


LIMIT ON RIGHT TO CONTEST
We will not contest the validity of the Contract after it has been in effect during the Insured's lifetime for two years from the Contract Date. If the Contract is reinstated, the two year period is measured from the date of reinstatement. We may contest any increase in the Specified Amount for which evidence of insurability was obtained for two years from its effective date. In addition, if the Insured dies by suicide while sane or self destruction while insane in the two year period after the Contract Date, or such other period as specified under applicable state law, the benefit payable will be limited to the premiums paid less any Indebtedness and partial withdrawals. If the Insured dies by suicide while sane or self-destruction while insane in the two year period following an increase in the Specified Amount, the benefit payable with respect to the increase will be limited to the additional premiums paid for such increase, less any Indebtedness and partial withdrawals.


MISSTATEMENT OF AGE OR SEX
If the age or sex of the Insured is incorrectly stated, the Death Benefit will be appropriately adjusted as specified in the Contract.


BENEFICIARY
You name the beneficiary in your application for the Contract. You may change the beneficiary (unless irrevocably named) during the Insured's lifetime by written request to us. If no primary or contingent beneficiary is living when the Insured dies, we will pay the proceeds to the Contract Owner if living; otherwise to the Contract Owner's estate.


ASSIGNMENT
Unless required by state law, you may not assign the Contract as collateral for a loan or other obligation.


DIVIDENDS
No dividends will be paid under the Contracts. The Contracts are nonparticipating.


DISTRIBUTION OF THE CONTRACTS
ALFS, Inc., 3100 Sanders Road, Northbrook Illinois, a wholly owned subsidiary of Allstate Life Insurance Company, acts as the principal underwriter of the Contracts. ALFS is registered as a broker-dealer under the Securities Exchange Act of 1934 (the "Exchange Act") and became a member of the National Association of Securities Dealers, Inc. on June 30, 1993. Contracts are sold by registered representatives of unaffiliated broker-dealers who are licensed insurance agents appointed by the Company, either individually or through an incorporated insurance agency and who have entered into a selling agreement with ALFS and the Company to sell the Contracts.

The maximum sales commission payable to Company agents, independent registered insurance brokers, and other registered broker-dealers is 8.50% of initial and subsequent premiums. From time to time, we may pay or permit other promotional incentives, in cash or credit or other compensation. In addition, under certain circumstances, certain sellers of Contracts may be paid persistency bonuses which will take into account, among other things, the length of time premium payments have been held under a Contract, and contract values. A persistency bonus is not expected to exceed 0.50% on an annual basis, of the contract value considered in connection with the bonus.

Our underwriting agreement with ALFS provides for indemnification of ALFS by the Company for liability to Owners arising out of services rendered or Contracts issued.


SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS
We hold the assets of the Variable Account. The assets of the Variable Account are kept physically segregated and held separate and apart from our General Account. The Company maintains records of all purchases and redemptions of shares of the Funds.

FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------


INTRODUCTION
The following discussion is general and is not intended as tax advice. The Company makes no guarantee regarding the tax treatment of any Contract or transaction involving a Contract. Federal, state, local and other tax consequences of ownership or purchase of a life insurance policy depend upon your circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a qualified tax advisor.


TAXATION OF THE COMPANY AND THE VARIABLE ACCOUNT
The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. The Separate Account is not an entity separate from the Company and its operations form a part of the Company. As a consequence, the Separate Account will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under current federal tax law, the Company believes that the Separate Account investment income and realized net capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the Contracts. Generally, reserves are amounts that the Company is legally required to accumulate and maintain in order to meet future obligations under the Contracts. The Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account. Therefore, we do not intend to make provisions for any such taxes. If we are taxed on investment income or capital gains of the Separate Account, then we may impose a charge against the Separate Account in order to make provisions for any such taxes.


TAXATION OF CONTRACT BENEFITS
In order to qualify as a life insurance policy for federal income tax purposes, the Contract must meet the definition of a life insurance policy set forth in
Section 7702 of the Code. Section 7702 limits the amount of premiums that may be invested in a Contract that qualifies as life insurance. The Contract is structured to meet the Section 7702 definition of a life insurance policy. This means that the Death Benefit is excluded from the beneficiary's gross income under Section 101(a) of the Code and you are generally not taxed on increases in the contract value until a distribution occurs.

If a Contract fails to qualify as life insurance under Section 7702, the Contract will not provide most of the tax advantages normally provided by life insurance. The Company has the right to amend the Contracts to comply with any future changes in the Code, any regulations or rulings under the Code and any other requirements imposed by the Internal Revenue Service. If you surrender the Contract, you are subject to income tax on the portion of the distribution that exceeds the investment in the contract. The investment in the contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income.

If the Contract is not treated as a modified endowment contract, then Contract loans are not generally treated as taxable distributions, and you are generally taxed on partial withdrawals to the extent the amount distributed exceeds the investment in the contract. In certain situations, partial withdrawals or reduction in benefits during the first fifteen years of the Contract may result in a taxable distribution before the investment in the contract is recovered. Interest paid on a Contract loan is generally not deductible. Withdrawals and loans from modified endowment contracts are subject to less favorable tax treatment. (See Modified Endowment Contracts)

If you are Owner and Insured under the Policy, the Death Benefit will be included in your gross estate for federal estate tax purposes. Even if the insured is not the owner but retains incidents of ownership in the Contract, the Death Benefit will also be included in the insureds gross estate. Examples of incidents of ownership include the right to:

.. change beneficiaries,

.. assign the Contract,

.. revoke an assignment,

.. pledge the Contract, or

.. obtain a Contract loan.

If you are Owner and Insured under the Contract, and you transfer all incidents of ownership in the Contract, the Death Benefit will be included in your gross estate if you die within three years from the date of the ownership transfer. State and local estate and inheritance taxes may also apply. In addition, certain transfers of the Contract or Death Benefit, either during life or at death, to individuals two or more generations below the transferor may be subject to the federal generation skipping transfer tax. This rule also applies if the transfer is to a trust for the benefit of individuals two or more generations below the transferor.

The Contract may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans may vary depending on the particular facts and circumstances of each individual arrangement. If you are contemplating the use of a Contract in any of these arrangements, you should consult a qualified tax advisor regarding the tax attributes of the particular arrangement.


MODIFIED ENDOWMENT CONTRACTS
A life insurance policy is treated as a "modified endowment contract" under
Section 7702A of the Tax Code if it meets the definition of life insurance in
Section 7702, but fails the "seven-pay" test of Section 7702A. The seven-pay test provides that premiums cannot be paid at a rate more rapidly than that allowed by the payment of seven annual premiums using specified computational rules provided in Section 7702A. The large single premium permitted under the Contract (which is equal to 100% of the "Guideline Single Premium" as defined in Section 7702 of the Code) does not meet the specific computational rules for the seven pay test provided in Section 7702A. Therefore, the Contract will generally be treated as a modified endowment contract. An exchange under Section 1035 of the Tax Code of a life insurance policy that is not a modified endowment contract will not cause the new policy to be a modified endowment contract if no additional premiums are paid. An exchange under Section 1035 of the Code of a life insurance policy that is a modified endowment contract for a new life insurance policy will always cause the new policy to be a modified endowment contract.

If a contract is classified as a modified endowment contract, the death benefit may still qualify for the exclusion from gross income, and increases in contract value are not subject to current taxation unless withdrawn or otherwise accessed. If you receive any amount as a Contract loan (including unpaid loan interest that is added to the loan balance) from a modified endowment contract, or assign or pledge any part of the value of the Contract, such amount is treated as a distribution. Withdrawals and distributions from a modified endowment contract made before the insured's death, are treated as taxable income first, then as recovery of investment in the contract. The taxable portion of any distribution from a modified endowment contract is subject to an additional 10% penalty tax, except as follows:

.. distributions made on or after the date on which the taxpayer attains age 59
  1/2;

.. distributions attributable to the taxpayer's becoming disabled (within the meaning of Section 72(m)(7) of the Code);

.. or any distribution that is part of a series of substantially equal periodic payments (not less frequently than annually) made for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and his or her beneficiary.

All modified endowment contracts that are issued within any calendar year to the same owner by one company or its affiliates shall be treated as one modified endowment contract in determining the taxable portion of any distributions.


DIVERSIFICATION REQUIREMENTS
For a Contract to qualify as a variable life insurance policy for federal tax purposes, the investments in the Separate Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Separate Account are not adequately diversified, the Contract will not be treated as a variable life insurance policy for federal income tax purposes. As a result, you will be taxed on the excess of the contract value over the investment in the contract. Although the Company does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.


OWNERSHIP TREATMENT
The IRS has stated that you will be considered the owner of Separate Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of the Separate Account investments may cause an investor to be treated as the owner of the Separate Account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the Separate Account.

Your rights under this Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of Separate Account assets. For example, you have the choice to allocate premiums and contract values among more investment options. Also, you may be able to transfer among investment options more frequently than in such rulings. These differences could result in you being treated as the owner of the Separate Account. If this occurs, income and gain from the Separate Account assets would be includible in your gross income. The Company does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Separate Account. However, we make no guarantee that such modification to the Contract will be successful.


PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

From time to time, we may quote performance information for the variable account funds of the Separate

Account in advertisements, sales literature, or reports to Contract Owners or prospective investors. We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical investor's cash value or death benefit. We also may present the yield or total return of the Variable Sub-Accounts based on a hypothetical investment in a Contract. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the Variable Sub-Accounts, or the Funds in which they invest. The performance information shown may reflect the deduction of only some of the applicable charges to the Contract. We may, for example, exclude the deduction of one or more charges, such as the premium tax charge or withdrawal charge, and we generally expect to exclude cost of insurance charges because of the individual nature of these charges.

We may compare the Variable Account's performance to that of other variable life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications. We also may advertise ratings of the Company's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

Performance information for the Variable Account reflects the performance of a hypothetical Contract and are not illustrative of how actual investment performance would affect the benefits under your Contract. Therefore, you should not consider such performance information to be an estimate or guarantee of future performance.


ADDITIONAL INFORMATION ABOUT THE COMPANY
--------------------------------------------------------------------------------

The Company also acts as the sponsor for six of its other separate accounts that are registered investment companies: Glenbrook Life and Annuity Company Variable Annuity Account, Glenbrook Life and Annuity Company Separate Account A, Glenbrook Life Variable Life Separate Account A, Glenbrook Life Variable Life Separate Account B, Glenbrook Life Scudder Variable Account (A), and Glenbrook Life Multi-Manager Variable Account. The officers and employees of the Company are covered by a fidelity bond in the amount of $5,000,000. No person beneficially owns more than 5% of the outstanding voting stock of The Allstate Corporation, of which the Company is an indirect wholly owned subsidiary.


EXECUTIVE OFFICERS AND DIRECTORS OF THE COMPANY
The directors and executive officers are listed below, together with information as to their ages, dates of election and principal business occupations during the last five years (if other than their present business occupations).

THOMAS J. WILSON II, Director and President (1999)*, and Chief Executive Officer
(2000)*

Also Director and Senior Vice President (1995-Present), and Chief Financial Officer (1995-1998) of Allstate Insurance Co.; Director (1999-Present) of ALFS, Inc.; Director (1995-Present), President (1999-Present), and Chairman of the Board (2000-Present) of Allstate Life Insurance Co.; Director and President (1999-Present), Chief Executive Officer (2000-Present), Chief Operating Officer (1999-2000), and Vice Chairman (1999) of GLenbrook Life and Annuity Company; Director (1999-Present), President (1998-Present), and Chairman of the Board (2000-Present) of Allstate Life Insurance Co. of New York; Director, Chairman of the Board, and Chief Executive Officer (1999-Present) of Lincoln Benefit Life Company; Director, Chairman of the Board, and Chief Executive Officer (1999-Present) of Surety Life Insurance Company; Director (1999-Present) of American Heritage Life Insurance Co.; Director and President (1999-Present) of American Heritage Life Investment Corporation; Director and President (1999-Present), Chairman of the Board (2000-Present) of Charter National Life Insurance Co.; Director and President (1999-Present), Chief Executive Officer (2000-Present) of Intramerica Life Insurance Co.; Managing Director (1999-Present) of LSA Asset Management, LLC; Director and Chairman of the Board
(1999) of Laughlin Group Holdings, Inc.; Director (1999-Present) of AFD, Inc.; Director (2000-Present) of AFDW, Inc.; Director (2000-Present) of Allstate Assignment Company; President and Manager (1999-Present) Allstate Financial Advisors, LLC; Manager (2000-Present) Allstate Financial Services, LLC; Director and President (1999-Present), Chairman of the Board (2000-Present) of Allstate Settlement Corporation; and Director, President, and Chairman of the Board
(2001) of Provident National Assurance Company.

MICHAEL J. VELOTTA, Director (1992)*, Vice President, Secretary and General Counsel (1993)*

Also Director and Secretary (1993-Present) of ALFS, Inc.; Director (1992-Present), Secretary and General Counsel (1993-Present), Senior Vice President (1999-Present), and Vice President (1993-1999) of Allstate Life Insurance Company; Director (1992-Present), Vice President, Secretary, and General Counsel (1993-Present) of GLENBROOK LIFE AND ANNUITY COMPANY; Director (1992-1997), Vice President, Secretary and General Counsel (1993-1997) of Glenbrook Life

Insurance Company; Director (1992-Present), Vice President, Secretary, and General Counsel (1993-Present) of GLENBROOK LIFE AND ANNUITY COMPANY; Director (1993-Present), Assistant Secretary (1995-Present), and Assistant General Counsel (2000-Present) of Lincoln Benefit Life Company; Director (1993-Present), Assistant Secretary (1995-Present), and Assistant General Counsel (2000-Present) of Surety Life Insurance Company; Director and Secretary (1999-Present) of AFD, Inc.; Director and Secretary (2000-Present) of AFDW, Inc.; Director, Vice President, and Secretary (2000-Present) of Allstate Assignment Company; Assistant Secretary (1999-2000) of Allstate Distributors, LLC; Manager, Secretary, and General Counsel (1999-Present) of Allstate Financial Advisors, LLC; Vice President and Secretary (1999-Present), Manager (2000-Present), and General Counsel (1999-2000) of Allstate Financial Services, LLC; Vice President, Assistant Secretary, and Assistant General Counsel (1999-Present), and Assistant Vice President (1998-1999) of Allstate Insurance Company; Director (1993-Present) and Secretary (1994-Present) of Allstate Settlement Corporation; Director, Vice President, Secretary, and General Counsel (1999-Present) of Charter National Life Insurance Company; Director, Vice President, Secretary, and General Counsel (1999-Present) of Intramerica Life Insurance Company; Managing Director, Secretary, and General Counsel (1999-Present) of LSA Asset Management, LLC; Director and Secretary (1995-2000) and General Counsel (1997-2000) of Laughlin Group Holdings, Inc.; and Director, Secretary, and General Counsel (2001) of Provident National Assurance Company.

JOHN R. HUNTER, Vice President (1999)*

Also Vice President (1999-Present) and Assistant Vice President (1990-1999) of Allstate Life Insurance Company; Vice President (2000-Present) and Assistant Vice President (1996-1998) of Glenbrook Life and Annuity Company; President and Chief Executive Officer (1998-Present) and Director (1999-Present) of ALFS, Inc.; Director (1996-1997) of Glenbrook Life Insurance Company; Vice President (1999-Present), Director (1994-2000), Assistant Vice President (1990-1999), and First Vice President (1995-1998) of Glenbrook Life and Annuity Company; Director and President (1999-Present) of AFD, Inc.; President (2000-Present) of AFDW, Inc.; Managing Director and Executive Committee Member (1999) of Allstate Distributors, LLC; Manager (1999-2000) of Allstate Financial Services, LLC; Vice President (1999-Present) and Director (1999-2000) of Charter National Life Insurance Company; Vice President (2000-Present) and Director (1999-2000) of Intramerica Life Insurance Company; Managing Director and President (1999-Present) of LSA Asset Management, LLC; and Director (1996-2000) of Laughlin Group Holdings, Inc.

MARLA G. FRIEDMAN, Vice President (1996)* and Director (2000)*

Also Director (1991-Present), Senior Vice President (1999-Present), and Vice President (1998-1999) of Allstate Life Insurance Company; Director (1997-Present), Vice President (1997-Present), and Assistant Vice President (1996-1997) of Glenbrook Life and Annuity Company; Director (1995-1996) of Allstate Settlement Corporation; Director (1991-1996), President and Chief Operating Officer (1995-1996), and Vice President (1996-1997) of Glenbrook Life Insurance Company; Director (2000-Present) and (1989-1996), Vice President (1996-Present), and President and Chief Operating Officer (1995-1996) of Glenbrook Life and Annuity Company; Director and Vice Chairman of the Board (1995-1996) of Laughlin Group Holdings, Inc.; Director and Vice President (1999-Present) of Charter National Life Insurance Company; Director and Vice President (1999-Present) of Intramerica Life Insurance Company; and Director and Senior Vice President (2001) of Provident National Assurance Company.

KAREN C. GARDNER, Vice President (1999)*

Also Vice President - Tax (2000-Present) of Allstate Financial Services, LLC; Vice President (1996-Present) of Allstate Insurance Company; Vice President (1997-1998) of ALFS, Inc.; Vice President (1996-Present) of Allstate Life Insurance Company; Vice President (1996-Present) of Glenbrook Life and Annuity Company; Vice President (1996-Present) of Glenbrook Life and Annuity
Company; Assistant Vice President (1996-Present) of Lincoln Benefit Life Company; Assistant Vice President (1996-Present) of Surety Life Insurance Company; Vice President (1999-Present) of AFD, Inc.; Vice President (2000-Present) of AFDW, Inc.; Vice President (2000-Present) of Allstate Assignment Company; Vice President (1999-Present) of Allstate Distributors, LLC; Vice President (2000-Present) of Allstate Settlement Corporation; Assistant Vice President (1999-Present) of American Heritage Life Investment Corporation; Vice President (1999-Present) of Charter National Life Insurance Company; Vice President (1996-1997) of Glenbrook Life Insurance Company; Vice President (1999-Present) of Intramerica Life Insurance Company; Vice President (1996-2000) of Laughlin Group Holdings, Inc.; and Vice President - Tax (2001) of Provident National Assurance Company.

KEVIN R. SLAWIN, Vice President (1996)*

Director (1996-Present) of ALFS, Inc.; Director (1996-Present), Senior Vice President (1999-Present), Vice President (1996-1999), of Allstate Life Insurance Company; Director and Vice President (1996-2000), and Assistant Treasurer (1995-1996) of Glenbrook Life and Annuity Company; Director and Vice President (1996-1997), of Glenbrook Life Insurance Company; Vice President (1996-Present), Director (1996-2000), and Assistant Treasurer (1995-1996) of GLENBROOK LIFE AND ANNUITY COMPANY; Director (1996-Present) of Lincoln Benefit Life Company; Director (1996-Present) of Surety Life Insurance Company; Director (1999-Present) of

AFD, Inc.; Director and Vice President (2000-Present) of Allstate Assignment Company; Manager (1999-Present) of Allstate Financial Advisors, LLC; Director and Vice President (1996-Present), of Allstate Settlement Corporation; Vice President (1999-Present) and Director (1999-2000) of Charter National Life Insurance Company; Director and Vice President (1999-2000) of Intramerica Life Insurance Company; and Managing Director (1999-2000) of LSA Asset Management, LLC;

CASEY J. SYLLA, Chief Investment Officer (1995)*

Also Director, Senior Vice President, and Chief Investment Officer (1995-Present) of Allstate Insurance Company; Director and Chief Investment Officer (1995-Present) of Allstate Life Insurance Company; Chief Investment Officer (1995-Present) of GLENBROOK LIFE AND

ANNUITY COMPANY; Chief Investment Officer (1995-1997) of Glenbrook Life Insurance Company; Chief Investment Officer (1995-Present) and Director (1995-2000) of GLENBROOK LIFE AND ANNUITY COMPANY; Chief Investment Officer (2000-Present) of Allstate Assignment Company; Chief Investment Officer (1995-Present) of Allstate Settlement Corporation; Chief Investment Officer (1999-Present) and Director (1999-2000) of Charter National Life Insurance Company; Chief Investment Officer (1999-Present) of Intramerica Life Insurance Company; and Chief Investment Officer (2001) of Provident National Assurance Company.

JAMES P. ZILS, Treasurer (1995)*

Also Vice President and Treasurer (1995-Present) of Allstate Insurance Company; Assistant Treasurer (2000-Present) and Treasurer (1995-2000) of ALFS, Inc.; Treasurer (1995-Present) of Allstate Life Insurance Company; Treasurer (1995-Present) of GLENBROOK LIFE

AND ANNUITY COMPANY; Treasurer (1995-1997) of Glenbrook Life Insurance Company; Treasurer (1995-2000) of Laughlin Group Holdings, Inc.; Assistant Treasurer (2000-Present) and Treasurer (2000) of AFD, Inc.; Treasurer (2000-Present) of AFDW, Inc.; Treasurer (2000) of Allstate Assignment Company; Assistant Treasurer (2000-Present) and Treasurer (1999-2000) of Allstate Distributors, LLC; Treasurer (1999-Present) of Allstate Financial Advisors, LLC; Assistant Treasurer (1999-Present) of Allstate Financial Services, LLC; Treasurer (1995-Present) of Allstate Settlement Corporation; Treasurer (1995-Present) of GLENBROOK

LIFE AND ANNUITY COMPANY; Assistant Treasurer (2000-Present) of American Heritage Life Insurance Company; Treasurer (1999-Present) of American Heritage Life Investment Corporation; Treasurer (1999-Present) of Charter National Life Insurance Company; Assistant Treasurer (2000-Present) of Columbia Universal Life Insurance Company; Assistant Treasurer (2000-Present) of Concord Heritage Life Insurance Company, Inc.; Treasurer (1999-Present) of Intramerica Life Insurance Company; Assistant Treasurer (2000-Present) of Keystone State Life Insurance Company; Treasurer (1999-Present) of LSA Asset Management, LLC.; Assistant Treasurer (1999-Present) of Lincoln Benefit Life Company; Treasurer (2001) of Provident National Assurance Company; and Assistant Treasurer (1999-Present) of Surety Life Insurance Company.

SAMUEL H. PILCH, Vice President (2000)* and Controller (1999)*

Also Controller (1996-Present), Group Vice President (1999-Present), and Vice President (1996-1999) of Allstate Insurance Company; Vice President (2000-Present) and Controller (1999-Present) of Allstate Life Insurance Company; Controller (1999-Present) of GLENBROOK LIFE AND ANNUITY COMPANY; Vice President and Controller (2000-Present) of Allstate Assignment Company; Vice President (2000-Present) and Controller (1999-Present) of Allstate Settlement Corporation; Controller (1999-Present) and Vice President (2000-Present) of GLENBROOK LIFE AND ANNUITY COMPANY; Vice President (1999-Present) of American Heritage Life Investment Corporation; Controller (1999-Present) and Vice President (2000-Present) of Charter National Life Insurance Company; Controller (2000-Present) of Columbia Universal Life Insurance Company; Controller (1999-Present) of Intramerica Life Insurance Company; Vice President and Controller (2000-Present) of Lincoln Benefit Life Company; Controller (2001) of Provident National Assurance Company; and Vice President and Controller (2000-Present) of Surety Life Insurance Company.

MARGARET G. DYER, Director (2000)*

Also Director (2000-Present) of Allstate Assignment Company; Director and Senior Vice President (1999-Present) of Allstate Life Insurance Company; Director (2000-Present) of GLENBROOK LIFE AND ANNUITY COMPANY; Director (2000-Present) of Allstate Settlement Corporation; Director (2000-Present) of Charter National Life Insurance Company; Director (2000-Present) of GLENBROOK LIFE AND ANNUITY COMPANY; Director (2000-Present) of Intramerica Life Insurance Company; and Director and Senior Vice President (2001) of Provident National Assurance Company.

JOHN C. LOUNDS, Director (2000)*

Also Manager (1999-Present) of Allstate Financial Advisors, LLC; Director (1994-Present), Senior Vice President (1999-Present), and Vice President (1994-1999) of Allstate Life Insurance Company; Director (2000-Present) of GLENBROOK LIFE AND ANNUITY COMPANY; Director (1994-Present), Senior Vice President (1999-Present), and President (1994-1999) of Allstate Settlement Corporation; Director (2000-Present) of GLENBROOK LIFE AND ANNUITY COMPANY; Director and Vice President (1999-Present) of Charter National Life Insurance Company; Director (2000-Present) of Intramerica Life Insurance Company; Director (1995-2000) and Vice President (1997-2000) of Laughlin Group Holdings, Inc.; and Director and Senior Vice President (2001) of Provident National Assurance Company.

JOHN K. MCCARTHY, 47, Director (2000)*

Also Director (2000-Present) of AFDW, Inc.; Manager (2000-Present) of Allstate Financial Services, LLC; Director and Senior Vice President (2000-Present) of Allstate Life Insurance Company; Director (2000-Present) of GLENBROOK LIFE AND ANNUITY COMPANY; Director (2000-Present) of GLENBROOK LIFE AND ANNUITY

COMPANY; Director (2000-Present) of Charter National Life Insurance Company; Director (2000-Present) of Intramerica Life Insurance Company; Director (2000-Present) of Lincoln Benefit Life Company; Director and Senior Vice President (2001) of Provident National Assurance Company; and Director (2000-Present) of Surety Life Insurance Company.

STEVEN E. SHEBIK, Vice President and Director (2001)*

 Lincoln Benefit Life Company, Director 2001-present; Surety Life Insurance Company, Director 2001-present; Allstate Assignment Company, Director 2001-present; Allstate Life Insurance Company, Director 2001-present, Senior Vice President 2001-present; Allstate Life Insurance Company of New York, Director 2001-present, Vice President 2001-present; Allstate Settlement Corporation, Director 2001-present; American Heritage Life Insurance Company, Director 2001-present; Charter National Life Insurance Company, Director 2001-present; Columbia Universal Life Insurance Company, Director 2001-present, Vice President and Chief Financial Officer 2001-present; Glenbrook Life and Annuity Company, Director 2001-present, Vice President 2001-present; Intramerica Life Insurance Company, Director 2001-present, Vice President 2001-present; Northbrook Life Insurance Company, Director 2001-present, Vice President 2001-present; Allstate Assurance Company, Director 2001-present, Senior Vice President 2001-present. . ALFS, Inc., Assistant Treasurer 1996-1997; Allstate County Mutual Insurance Company, Assistant Treasurer 1996-1997; Allstate Enterprises, Inc., Assistant Treasurer 1996-1997; Allstate Fire and Casualty Insurance Company, Assistant Treasurer 1996-1997; Allstate Floridian Indemnity Company, Assistant Treasurer 1997-1998; Allstate Insurance Company, Assistant Vice President 1995-1998, Vice President 1999-2001; Allstate International, Inc., Assistant Treasurer 1996-1997; Allstate Investment Management Company, Assistant Treasurer 1996-1997; Allstate Motor Club, Inc., Assistant Treasurer 1996-1997; Allstate Property and Casualty Insurance Company, Assistant Treasurer 1996-1997; Deerbrook Insurance Company, Assistant Treasurer 1996-1997; Direct Marketing Center Inc., Assistant Treasurer 1996-1997; Roadway Protection Auto Club, Inc., Assistant Treasurer 1996-1997; Tech-Cor, Inc., Assistant Treasurer 1996-1997; The Allstate Corporation, Assistant Treasurer 1996-1997; The Allstate Foundation, Assistant Treasurer 1996-1997; The Northbrook Corporation, Assistant Treasurer 1996-1997. ----------------

 * Date elected/appointed to current office.


LEGAL PROCEEDINGS
From time to time the Company is involved in pending or threatened litigation in the normal course of its business in which claims for monetary damages are asserted. Management, after consultation with legal counsel, does not anticipate the ultimate liability arising from such pending or threatened litigation will have a material effect on the financial condition of the Company or the Variable Account.


LEGAL MATTERS
Foley & Lardner, Washington, D.C., has advised the Company on certain legal matters relating to the federal securities laws applicable to the issue and sale of the Contracts. All matters of state law pertaining to the Contracts, including the validity of the Contracts and the Company's right to issue such Contracts under state insurance law, have been passed upon by Michael J. Velotta, General Counsel of the Company.


REGISTRATION STATEMENT
We have filed a registration statement with the SEC under the Securities Act of 1933 as amended. This prospectus does not contain all information set forth in the registration statement, its amendments and exhibits, to all of which reference is made for further information concerning the Variable Account, the Funds, the Company, and the Contracts. The exhibits previously filed with this registration statement include hypothetical illustrations of the Contract that show how the Death Benefit, Account Value and Cash Surrender Value could vary over an extended period of time assuming hypothetical gross rates of return (i.e., investment income and capital gains and losses, realized or unrealized) for the Variable Account equal to annual rates of 0%, 6%, and 12%, an initial premium of $10,000, Insureds in the standard rating class, and based on current and guaranteed Contract charges. Personalized illustrations provided by the Company upon request will be based on the methodology and format of these hypothetical illustrations as appropriate.


EXPERTS
The financial statements of the Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and related financial statement schedule that appear in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the three years then ended that appear in this prospectus have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is, Two Prudential Plaza, 180 N. Stetson Avenue, Chicago, Illinois 60601.

Actuarial matters included in the Registration Statement, including the hypothetical policy illustrations, have been examined by Dean Way, FSA, actuary of the company, and are included in reliance upon his opinion as to their reasonableness.


FINANCIAL INFORMATION
The financial statements of the Variable Account as of December 31, 2001 and for each of the periods in the three years then ended, the financial statements of the Company as of December 31, 2001 and 2000 and for each of the three years in the period ended December 31, 2001 and related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedule of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
GLENBROOK LIFE AND ANNUITY COMPANY:

--------------------------------------------------------------------------------

We have audited the accompanying Statements of Financial Position of Glenbrook Life and Annuity Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 2001 and 2000, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 2001. Our audits also included Schedule IV--Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2001 and 2000, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2001 in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, Schedule IV--Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.

/s/ Deloitte & Touche LLP

Chicago, Illinois
February 20, 2002

                       GLENBROOK LIFE AND ANNUITY COMPANY

               STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
REVENUES
  Net investment income.....................................  $10,715    $10,808    $ 6,579
  Realized capital gains and losses.........................      435        419        312
                                                              -------    -------    -------
INCOME FROM OPERATIONS BEFORE INCOME TAX EXPENSE............   11,150     11,227      6,891
Income Tax Expense..........................................    3,896      3,925      2,382
                                                              -------    -------    -------
NET INCOME..................................................    7,254      7,302      4,509
                                                              -------    -------    -------
OTHER COMPREHENSIVE INCOME (LOSS), AFTER-TAX
  Change in unrealized net capital gains and losses.........    1,633      3,603     (5,286)
                                                              -------    -------    -------
COMPREHENSIVE INCOME (LOSS).................................  $ 8,887    $10,905    $  (777)
                                                              =======    =======    =======

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                        STATEMENTS OF FINANCIAL POSITION

                                                                    DECEMBER 31,
                                                              -------------------------
                                                                 2001          2000
                                                              -----------   -----------
                                                              (IN THOUSANDS, EXCEPT PAR
                                                                     VALUE DATA)
ASSETS
Investments
  Fixed income securities, at fair value (amortized cost
   $154,154 and $139,819)...................................  $  160,974    $  144,127
  Short-term................................................       6,592         3,085
                                                              ----------    ----------
  Total investments.........................................     167,566       147,212
Cash........................................................          --        13,500
Reinsurance recoverable from Allstate Life Insurance
  Company, net..............................................   5,378,036     4,702,940
Other assets................................................       3,404         3,391
Separate Accounts...........................................   1,547,953     1,740,328
                                                              ----------    ----------
      TOTAL ASSETS..........................................  $7,096,959    $6,607,371
                                                              ==========    ==========
LIABILITIES
Contractholder funds........................................  $5,370,475    $4,696,846
Reserve for life-contingent contract benefits...............       7,561         6,094
Current income taxes payable................................       3,844         3,729
Deferred income taxes.......................................       2,610         1,842
Payable to affiliates, net..................................       2,198         5,101
Separate Accounts...........................................   1,547,953     1,740,328
                                                              ----------    ----------
      TOTAL LIABILITIES.....................................   6,934,641     6,453,940
                                                              ----------    ----------
COMMITMENTS AND CONTINGENT LIABILITIES (NOTE 8)

SHAREHOLDER'S EQUITY
Common stock, $500 par value, 10,000 shares authorized,
  5,000 shares issued and outstanding.......................       2,500         2,500
Additional capital paid-in..................................     119,241       119,241
Retained income.............................................      36,144        28,890
Accumulated other comprehensive income:
  Unrealized net capital gains and losses...................       4,433         2,800
                                                              ----------    ----------
      Total accumulated other comprehensive income..........       4,433         2,800
                                                              ----------    ----------
      TOTAL SHAREHOLDER'S EQUITY............................     162,318       153,431
                                                              ----------    ----------
      TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY............  $7,096,959    $6,607,371
                                                              ==========    ==========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                       STATEMENTS OF SHAREHOLDER'S EQUITY

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
COMMON STOCK
Balance, beginning of year..................................  $  2,500   $  2,500   $  2,100
Issuance of stock...........................................        --         --        400
                                                              --------   --------   --------
Balance, end of year........................................     2,500      2,500      2,500
                                                              --------   --------   --------
ADDITIONAL CAPITAL PAID-IN
Balance, beginning of year..................................   119,241    119,241     69,641
Capital contribution........................................        --         --     49,600
                                                              --------   --------   --------
Balance, end of year........................................   119,241    119,241    119,241
                                                              --------   --------   --------
RETAINED INCOME
Balance, beginning of year..................................    28,890     21,588     17,079
Net income..................................................     7,254      7,302      4,509
                                                              --------   --------   --------
Balance, end of year........................................    36,144     28,890     21,588
                                                              --------   --------   --------
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
Balance, beginning of year..................................     2,800       (803)     4,483
Change in unrealized net capital gains and losses...........     1,633      3,603     (5,286)
                                                              --------   --------   --------
Balance, end of year........................................     4,433      2,800       (803)
                                                              --------   --------   --------
    TOTAL SHAREHOLDER'S EQUITY..............................  $162,318   $153,431   $142,526
                                                              ========   ========   ========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY

                            STATEMENTS OF CASH FLOWS

                                                                 YEAR ENDED DECEMBER 31,
                                                              ------------------------------
                                                                2001       2000       1999
                                                              --------   --------   --------
                                                                      (IN THOUSANDS)
CASH FLOWS FROM OPERATING ACTIVITIES
Net income..................................................  $  7,254   $  7,302   $  4,509
Adjustments to reconcile net income to net cash provided by
 operating activities
    Amortization and other non-cash items...................       (77)      (468)       (65)
    Realized capital gains and losses.......................      (435)      (419)      (312)
    Changes in:
      Income taxes payable..................................         4      1,563        235
      Payable to affiliates, net............................    (2,903)       979        539
      Other operating assets and liabilities................    (1,491)      (725)      (275)
                                                              --------   --------   --------
    Net cash provided by operating activities...............     2,352      8,232      4,631
                                                              --------   --------   --------
CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
  Proceeds from sales.......................................    14,535     20,682      9,049
  Investment collections....................................     9,553      3,163      4,945
  Investments purchases.....................................   (36,433)   (68,967)   (20,328)
Change in short-term investments, net.......................    (3,507)    50,381    (48,288)
                                                              --------   --------   --------
    Net cash (used in) provided by investing activities.....   (15,852)     5,259    (54,622)
                                                              --------   --------   --------
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock......................        --         --        400
Capital contribution........................................        --         --     49,600
                                                              --------   --------   --------
    Net cash provided by financing activities...............        --         --     50,000
                                                              --------   --------   --------

NET (DECREASE) INCREASE IN CASH.............................   (13,500)    13,491          9
CASH AT BEGINNING OF YEAR...................................    13,500          9         --
                                                              --------   --------   --------
CASH AT END OF YEAR.........................................  $     --   $ 13,500   $      9
                                                              ========   ========   ========

                       See notes to financial statements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

1.  GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Glenbrook Life and Annuity Company ("Glenbrook Life" or the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP").

To conform with the 2001 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
Glenbrook Life, a single segment entity, markets a diversified group of products to meet consumers' lifetime needs in the areas of protection and retirement solutions through financial services firms. These products include interest-sensitive life including single premium life and variable life; fixed annuities including market value adjusted annuities and equity-indexed annuities; immediate annuities; and variable annuities. ALFS, Inc. ("ALFS") is the principal underwriter for certain Glenbrook Life products, such as variable life, variable annuities and market value adjusted annuities. ALFS is a wholly owned subsidiary of ALIC and is a registered broker-dealer under the Securities Exchange Act of 1934.

In 2001, substantially all of the Company's statutory premiums and deposits were from annuities. Statutory premiums and deposits is a measure used by management to analyze sales trends. Statutory premiums and deposits includes premiums and annuity considerations determined in conformity with statutory accounting practices prescribed or permitted by the insurance regulatory authorities of the state of Arizona, and all other funds received from customers on deposit-type products which are treated as liabilities. The statutory accounting practices differ in certain, material aspects from GAAP.

Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured with ALIC (see
Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments that have the potential to impact its business. Federal legislation has allowed banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation presents an increased level of competition for sales of the Company's products. Furthermore, under current U.S. tax law and regulations, deferred and immediate annuities and life insurance, including interest-sensitive products, receive favorable tax treatment. Any legislative or regulatory changes that adversely alter this treatment are likely to negatively affect demand for these products. In addition, recent changes in the federal estate tax laws will affect the demand for the types of life insurance used in estate planning

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by: 1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and 2) increasing competition in the capital markets.

Although the Company currently benefits from agreements with financial services entities who market and distribute its products, change in control or other factors of these non-affiliated entities with which the Company has alliances could negatively impact the Company's sales.

The Company is authorized to sell life and investment products in all states except New York, as well as in the District of Columbia. The top geographic locations for statutory premiums and deposits for the Company were California, Texas, Pennsylvania, Florida, Illinois, New Jersey, and Michigan for the year ended December 31, 2001. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. All premiums and deposits are ceded to ALIC under reinsurance agreements.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The fair value of exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of Accumulated other comprehensive income. Short-term investments are carried at cost or amortized cost, which approximates fair value.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

Investment income consists primarily of interest. Interest is recognized on an accrual basis. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt.

Realized capital gains and losses are determined on a specific identification basis. They include gains and losses on portfolio trading and write-downs in value due to other than temporary declines in fair value.

The Company monitors its fixed income portfolios for ratings changes or other events that may result in declines in value that are other than temporary. Factors considered in evaluating whether a decline in fair value is other than temporary are: 1) the Company's ability and intent to retain the investment for a period of time sufficient to allow for an anticipated recovery in value; 2) the duration for and extent to which the fair value has been less than cost; and
3) the financial condition and near-term prospects of the issuer.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby all contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC (see Note 3). Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. Reinsurance does not extinguish the Company's primary liability under the policies written.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Immediate annuities with life contingencies provide insurance protection over a period that extends beyond the period in which premiums are collected. Gross premiums in excess of the net premium on immediate annuities with life contingencies are deferred and recognized over the contract period. Contract benefits are recognized in relation to such revenues so as to result in the recognition of profits over the life of the policy.

Interest-sensitive life contracts, such as single premium life, are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charges consists of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. These revenues are recognized when levied against the account balance. Contract benefits include life-contingent benefit payments in excess of the reserves held.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed annuities, market value adjusted annuities, equity-indexed annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charges for investment contracts consist of fees assessed against the contractholder account balance for contract administration and surrender charges. These revenues are recognized when levied against the contractholder account balance.

Interest credited to contractholders' funds represents contractual interest accrued or paid for interest-sensitive life contracts and investment contracts. Crediting rates for fixed annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions. Crediting rates for indexed annuities are based on an interest rate index, such as LIBOR or an equity index, such as S&P 500.

Separate Accounts products include variable annuity and variable life. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. Contract charges for these contracts consist of fees assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders. Contract benefits incurred for Separate Accounts include, for example, guaranteed minimum death benefits paid on variable annuity contracts.

All contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. The principal assets and liabilities giving rise to such differences are unrealized capital gains

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues variable annuities and variable life contracts, the assets and liabilities of which are legally segregated and reflected as Separate Accounts. The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations. Revenues to the Company from the Separate Accounts consist of contract maintenance and administration fees and mortality, surrender and expense charges and are ceded to ALIC.

Absent any contract provision wherein the Company guarantees either a minimum return or account value upon death or annuitization, contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated objectives.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to immediate annuities with life contingencies, is computed on the basis of assumptions as to future investment yields, mortality, terminations and expenses. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 6.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of interest-sensitive life policies and investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received and interest credited to the benefit of the contractholder less surrenders and withdrawals, mortality charges, and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 6.

USE OF ESTIMATES
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

PENDING ACCOUNTING STANDARDS
In June 2001, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard ("SFAS") No. 142, "Goodwill and other Intangible Assets", which eliminates the requirement to amortize goodwill, and requires that goodwill and separately identified intangible assets with indefinite lives be evaluated for impairment on an annual basis (or more frequently if impairment indicators arise) on a fair value as opposed to an undiscounted basis. SFAS No. 142 is effective January 1, 2002. A transitional goodwill impairment test is required to be completed within the first six months of adoption with any resulting impairment charge recognized as the cumulative effect of a change in accounting principle in the statement of operations. The adoption of SFAS No. 142 is not expected to have a material impact on either the financial position or results of operations of the Company.

In December 2001, the Accounting Standards Executive Committee ("AcSEC") issued Statement of Position ("SOP") 01-6, "Accounting by Certain Entities (Including Entities With Trade Receivables) That Lend to or Finance the Activities of Others", which is effective for interim and annual financial statements issued for the fiscal year beginning after December 15, 2001. The SOP conforms accounting and financial reporting practices for certain lending and financing activities, eliminating various specialized accounting practices that developed from the issuance of AICPA finance company, bank, and credit union audit guides. The SOP also explicitly incorporates lending and financing activities of insurance companies within its scope. The Company's adoption of SOP 01-6 is not expected to have a material effect on the results of operations or financial position.

3.  RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby all contract charges, interest credited to contractholders' funds, contract benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

The following table summarizes amounts that were ceded to ALIC under reinsurance agreements:

                                                 YEAR ENDED DECEMBER 31,
                                               2001        2000        1999
(IN THOUSANDS)                               --------    --------    --------
Contract charges                             $ 31,771    $ 37,965    $ 27,175
Interest credited to contractholders'
 funds, contract benefits and certain
 expenses                                     384,825     331,220     253,945

BUSINESS OPERATIONS
The Company utilizes services performed by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $48.6 million, $48.6 million and $26.6 million in 2001, 2000 and 1999, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

INCOME TAXES
The Company is a party to a federal income tax allocation agreement with the Corporation (Note 9).

DEBT
The Company has entered into an intercompany loan agreement with the Corporation. The amount of funds available to the Company at a given point in time is dependent upon the debt position of the Corporation. No amounts were outstanding for the Company under the intercompany loan agreement at December 31, 2001 and 2000, respectively.

4.  INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:

                                                           GROSS
                                                        UNREALIZED
                                           AMORTIZED  ---------------    FAIR
          AT DECEMBER 31, 2001               COST     GAINS   LOSSES    VALUE
          --------------------             ---------  ------  -------  --------
(IN THOUSANDS)
U.S. government and agencies               $ 44,832   $2,508  $   (24) $ 47,316
Municipal                                     1,400       --       (3)    1,397
Corporate                                    75,425    3,532     (650)   78,307
Foreign government                              415       20       --       435
Mortgage-backed securities                   32,082    1,447      (10)   33,519
                                           --------   ------  -------  --------
  Total fixed income securities            $154,154   $7,507  $  (687) $160,974
                                           ========   ======  =======  ========

          AT DECEMBER 31, 2000
          --------------------
U.S. government and agencies               $ 13,210   $2,376  $    --  $ 15,586
Municipal                                     1,400       --      (38)    1,362
Corporate                                    82,269    2,092   (1,167)   83,194
Foreign government                              256       24       --       280
Mortgage-backed securities                   42,684    1,081      (60)   43,705
                                           --------   ------  -------  --------
  Total fixed income securities            $139,819   $5,573  $(1,265) $144,127
                                           ========   ======  =======  ========

SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 2001:

                                                             AMORTIZED    FAIR
                                                               COST      VALUE
(IN THOUSANDS)                                               ---------  --------
Due in one year or less                                      $  6,728   $  6,865
Due after one year through five years                          50,006     52,447
Due after five years through ten years                         47,974     48,868
Due after ten years                                            17,364     19,275
                                                             --------   --------
                                                              122,072    127,455
Mortgage-backed securities                                     32,082     33,519
                                                             --------   --------
  Total                                                      $154,154   $160,974
                                                             ========   ========

Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

NET INVESTMENT INCOME

               YEAR ENDED DECEMBER 31,                   2001     2000     1999
               -----------------------                  -------  -------  ------
(IN THOUSANDS)
Fixed income securities                                 $10,566  $10,317  $6,458
Short-term investments                                      409      587     230
                                                        -------  -------  ------
  Investment income, before expense                      10,975   10,904   6,688
  Investment expense                                        260       96     109
                                                        -------  -------  ------
  Net investment income                                 $10,715  $10,808  $6,579
                                                        =======  =======  ======

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

REALIZED CAPITAL GAINS AND LOSSES, AFTER TAX

                   YEAR ENDED DECEMBER 31,                     2001   2000   1999
                   -----------------------                     -----  -----  -----
(IN THOUSANDS)
Fixed income securities                                        $ 435  $ 419  $ 312
Income taxes                                                    (152)  (147)  (109)
                                                               -----  -----  -----
Realized capital gains and losses, after tax                   $ 283  $ 272  $ 203
                                                               =====  =====  =====

Excluding calls and prepayments, gross gains of $636 thousand, $807 thousand and $370 thousand were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively, and gross losses of $201 thousand, $388 thousand, and $58 thousand were realized on sales of fixed income securities during 2001, 2000 and 1999, respectively.

UNREALIZED NET CAPITAL GAINS AND LOSSES
Unrealized net capital gains and losses on fixed income securities included in shareholder's equity at December 31, 2001 are as follows:

                                                          GROSS
                                                        UNREALIZED
                                 AMORTIZED    FAIR    --------------  UNREALIZED
                                   COST      VALUE    GAINS   LOSSES  NET GAINS
(IN THOUSANDS)                   ---------  --------  ------  ------  ----------
Fixed income securities          $154,154   $160,974  $7,507  $(687)   $ 6,820
                                 ========   ========  ======  =====
Deferred income taxes                                                   (2,387)
                                                                       -------
Unrealized net capital gains
 and losses                                                            $ 4,433
                                                                       =======

CHANGE IN UNREALIZED NET CAPITAL GAINS AND LOSSES

               YEAR ENDED DECEMBER 31,                  2001    2000     1999
               -----------------------                 ------  -------  -------
(IN THOUSANDS)
Fixed income securities                                $2,512  $ 5,544  $(8,134)
Deferred income taxes                                    (879)  (1,941)   2,848
                                                       ------  -------  -------
Increase (decrease) in unrealized net capital gains
 and losses                                            $1,633  $ 3,603  $(5,286)
                                                       ======  =======  =======

SECURITIES ON DEPOSIT
At December 31, 2001, fixed income securities with a carrying value of $9.3 million were on deposit with regulatory authorities as required by law.

5.  FINANCIAL INSTRUMENTS
In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable and deferred income taxes) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash, are generally of a short-term nature. Their carrying values are deemed to approximate fair value.

FINANCIAL ASSETS
The carrying value and fair value of financial assets at December 31, are as follows:

                                          2001                    2000
                                 ----------------------  ----------------------
                                  CARRYING      FAIR      CARRYING      FAIR
                                   VALUE       VALUE       VALUE       VALUE
(IN THOUSANDS)                   ----------  ----------  ----------  ----------
Fixed income securities
                                 $  160,974  $  160,974  $  144,127  $  144,127
Short-term investments                6,592       6,592       3,085       3,085
Separate Accounts                 1,547,953   1,547,953   1,740,328   1,740,328

Fair values for exchange traded fixed income securities are based upon quoted market prices or dealer quotes. The fair value of non-exchange traded fixed income securities is based on either independent third party pricing sources or widely accepted pricing valuation models which utilize internally developed ratings and independent third party data as inputs. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:

                                          2001                    2000
                                 ----------------------  ----------------------
                                  CARRYING      FAIR      CARRYING      FAIR
                                   VALUE       VALUE       VALUE       VALUE
(IN THOUSANDS)                   ----------  ----------  ----------  ----------
Contractholder funds on
 investment contracts            $5,332,632  $5,086,856  $4,694,695  $4,467,866
Separate Accounts                 1,547,953   1,547,953   1,740,328   1,740,328

Contractholder funds include interest-sensitive life insurance contracts and investment contracts. Interest-sensitive life insurance contracts and certain other contractholder liabilities are not considered to be financial instruments subject to fair value disclosure requirements. The fair value of investment contracts is based on the terms of the underlying contracts. Fixed annuities and immediate annuities without

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

life contingencies are valued at the account balance less surrender charges. Market value adjusted annuities' fair value is estimated to be the market adjusted surrender value. Equity-indexed deferred annuity contracts' fair value approximates carrying value since the embedded equity options are carried at market value in the consolidated financial statements. Separate Accounts liabilities are carried at the fair value of the underlying assets.

6. RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS Reserves for life-contingent contract benefits consist of immediate annuities with life contingencies. The assumptions for mortality generally utilized in calculating reserves include the 1983 group annuity mortality table. Interest rate assumptions vary from 3.0% to 7.7%. Other estimation methods used include the present value of contractually fixed future benefits.

Premium deficiency reserves are established, if necessary, for the immediate annuity business, to the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized. The Company did not have a premium deficiency reserve at December 31, 2001 and 2000.

At December 31, Contractholder funds consists of the following:

                                                            2001        2000
(IN THOUSANDS)                                           ----------  ----------
Interest-sensitive life                                  $   67,555  $   27,997
Fixed annuities:
  Immediate annuities                                        24,123      20,577
  Deferred annuities                                      5,278,797   4,648,272
                                                         ----------  ----------
  Total Contractholder funds                             $5,370,475  $4,696,846
                                                         ==========  ==========

Contractholder funds are equal to deposits received and interest credited for the benefit of the contractholder less surrenders and withdrawals, mortality charges and administrative expenses. Interest rates credited range from 4.3% to 7.1% for interest-sensitive life contracts; 3.2% to 7.3% for immediate annuities and 0% to 9.0% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest-sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and,
ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Less than 1% of deferred annuities are subject to a market value adjustment.

7.  THIRD PARTY ADMINISTRATION AGREEMENT
On July 18, 2001, the Company entered into an administrative services agreement with American Maturity Life Insurance Company ("American Maturity"), which was effective as of January 2, 2001, to administer certain blocks of annuities that American Maturity reinsures to ALIC. Pursuant to the terms of the agreement, the Company is to provide insurance contract administration and financial services for all contracts covered under the reinsurance agreement. The administrative services agreement can be terminated by either the Company or American Maturity upon mutual consent or as otherwise provided for in the terms of the agreement. All administrative fees earned and administrative expenses incurred are ceded to ALIC in accordance with reinsurance agreements.

8.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. State and federal regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance businesses, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and the overall expansion of regulation. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, in one or more of these actions in excess of amounts currently reserved is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in a particular state. The Company's expenses related to these funds have been immaterial and are ceded to ALIC under reinsurance agreements.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

9.  INCOME TAXES
For 1996, the Company filed a separate federal income tax return. Beginning in 1997, the Company joined the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. The Company has also entered into a supplemental tax sharing agreement with respect to reinsurance ceded to ALIC to allocate the tax benefits and detriments related to such reinsurance. Effectively, these agreements result in the Company's annual income tax provision being computed as if the Company filed a separate return, adjusted for the reinsurance ceded to ALIC.

The components of the deferred income tax liabilities at December 31, are as follows:

                                                                  2001    2000
(IN THOUSANDS)                                                   ------  ------
DEFERRED LIABILITIES
Unrealized net capital gains                                     $2,387  $1,508
Difference in tax bases of investments                              223     334
                                                                 ------  ------
  Total deferred liabilities                                     $2,610  $1,842
                                                                 ======  ======

The components of income tax expense for the year ended December 31, are as follows:

                                                          2001    2000    1999
(IN THOUSANDS)                                           ------  ------  ------
Current                                                  $4,008  $3,730  $2,326
Deferred                                                   (112)    195      56
                                                         ------  ------  ------
  Total income tax expense                               $3,896  $3,925  $2,382
                                                         ======  ======  ======

The Company paid income taxes of $3.9 million, $2.4 million and $2.1 million in 2001, 2000 and 1999, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:

                                                            2001   2000   1999
                                                            -----  -----  -----
Statutory federal income tax rate                           35.0%  35.0%  35.0%
Other                                                       (0.1)    --   (0.4)
                                                            ----   ----   ----
Effective income tax rate                                   34.9%  35.0%  34.6%
                                                            ====   ====   ====

10.  STATUTORY FINANCIAL INFORMATION
The following table reconciles Net income for the year ended December 31, and Shareholder's equity at December 31, as reported herein in conformity with GAAP with total statutory net income and capital and surplus of the Company, determined in accordance with statutory accounting practices prescribed or permitted by insurance regulatory authorities:

                                                               SHAREHOLDER'S
                                           NET INCOME              EQUITY
                                     ----------------------  ------------------
                                      2001    2000    1999     2001      2000
(IN THOUSANDS)                       ------  ------  ------  --------  --------
Balance per GAAP                     $7,254  $7,302  $4,509  $162,318  $153,431
Unrealized gain/loss on fixed
 income securities                       --      --      --    (6,820)   (4,308)
Deferred income taxes                   (65)   (554)   (164)      269        22
Employee benefits                       (31)     (1)      1       216       180
Reserves and non-admitted assets       (150)   (197)   (165)   (7,699)     (290)
Other                                   (24)     47      (2)    5,757    (1,954)
                                     ------  ------  ------  --------  --------
Balance per statutory accounting
 practices                           $6,984  $6,597  $4,179  $154,041  $147,081
                                     ======  ======  ======  ========  ========

The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the State of Arizona. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed.

Effective January 1, 2001, the State of Arizona required insurance companies domiciled in its state to prepare statutory-basis financial statements in accordance with the NAIC Accounting Practices and Procedures Manual--Version effective January 1, 2001 ("codification") subject to any deviations prescribed or permitted by the State of Arizona insurance commissioner.

Accounting changes adopted to conform to the provisions of codification are reported as changes in accounting principles. The cumulative effect of changes in accounting principles is reported as an adjustment to unassigned funds (surplus) in the period of the change in accounting principle. The cumulative effect is the difference between the amount of capital and surplus at the beginning of the year and the amount of capital and surplus that would have been reported at that date if the new accounting principles had been applied retroactively for all prior periods. The Company reported a decrease to surplus of $463 thousand effective January 1, 2001 as a result of recognizing a net deferred tax liability.

The NAIC is currently in the process of clarifying and interpreting requirements as the insurance industry implements codification. As the NAIC announces changes and as they are approved by the Arizona Department of Insurance, the impact of the changes will be recorded.

                       GLENBROOK LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited by Arizona law to formula amounts based on statutory surplus and net gain from operations, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2002 without prior approval of the Arizona Department of Insurance is $7.0 million.

RISK-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. At December 31, 2001, RBC for the Company was significantly above levels that would require regulatory action.

11.  OTHER COMPREHENSIVE INCOME
The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:

                                                2001                        2000                        1999
                                     --------------------------  --------------------------  --------------------------
                                     PRETAX    TAX    AFTER-TAX  PRETAX    TAX    AFTER-TAX  PRETAX    TAX    AFTER-TAX
(IN THOUSANDS)                       ------  -------  ---------  ------  -------  ---------  -------  ------  ---------
UNREALIZED CAPITAL GAINS AND
  LOSSES:
-----------------------------------
Unrealized holding gains (losses)
  arising during the period          $2,948  $(1,032)  $1,916    $5,752  $(2,014)  $3,738    $(7,822) $2,739   $(5,083)
Less: reclassification adjustments     436      (153)     283      208       (73)     135        312    (109)      203
                                     ------  -------   ------    ------  -------   ------    -------  ------   -------
Unrealized net capital gains
  (losses)                           2,512      (879)   1,633    5,544    (1,941)   3,603     (8,134)  2,848    (5,286)
                                     ------  -------   ------    ------  -------   ------    -------  ------   -------
Other comprehensive income (loss)    $2,512  $  (879)  $1,633    $5,544  $(1,941)  $3,603    $(8,134) $2,848   $(5,286)
                                     ======  =======   ======    ======  =======   ======    =======  ======   =======

                       GLENBROOK LIFE AND ANNUITY COMPANY

                            SCHEDULE IV--REINSURANCE

                                 (IN THOUSANDS)

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2001
Life insurance in force.....................................  $187,400   $187,400   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $ 31,711   $ 31,711   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 2000
Life insurance in force.....................................  $ 88,042   $ 88,042   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $ 37,965   $ 37,965   $     --
                                                              ========   ========   ========

                                                               GROSS                  NET
                                                               AMOUNT     CEDED      AMOUNT
                                                              --------   --------   --------
YEAR ENDED DECEMBER 31, 1999
Life insurance in force.....................................  $ 23,586   $ 23,586   $     --
                                                              ========   ========   ========
Premiums and contract charges:
  Life and annuities........................................  $ 27,175   $ 27,175   $     --
                                                              ========   ========   ========

-----------------------------------------------------------------
     GLENBROOK LIFE AIM
     VARIABLE LIFE
     SEPARATE ACCOUNT A

     FINANCIAL STATEMENTS AS OF DECEMBER 31, 2001
     AND FOR THE PERIODS ENDED DECEMBER 31, 2001,
     DECEMBER 31, 2000 AND DECEMBER 31, 1999, AND
     INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Glenbrook Life and Annuity Company:

--------------------------------------------------------------------------------

We have audited the accompanying statements of net assets of each of the individual sub-accounts disclosed in Note 1 which comprise the Glenbrook Life AIM Variable Life Separate Account A (the "Account") as of December 31, 2001, and the related statements of operations and of changes in net assets for each of the periods in the three year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2001 by correspondence with the Account's custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the individual sub-accounts which comprise the Glenbrook Life AIM Variable Life Separate Account A as of
December 31, 2001, and the results of operations for each of the individual sub-accounts and the changes in their net assets for each of the periods in the three year period then ended in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Chicago, Illinois
March 8, 2002

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2001

                                                          AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                             --------------------------------------------------------------------
                                              AIM V.I.                                                 AIM V.I.
                                             AGGRESSIVE    AIM V.I.    AIM V.I. BASIC    AIM V.I.      CAPITAL
                                               GROWTH      BALANCED       VALUE(a)      BLUE CHIP    APPRECIATION
                                             ----------   ----------   --------------   ----------   ------------
ASSETS
Investments at fair value..................  $  961,789   $3,284,326      $99,103       $1,366,267    $1,656,635
                                             ----------   ----------      -------       ----------    ----------
  Total assets.............................  $  961,789   $3,284,326      $99,103       $1,366,267    $1,656,635
                                             ==========   ==========      =======       ==========    ==========
NET ASSETS
Accumulation units.........................  $  961,789   $3,284,326      $99,103       $1,366,267    $1,656,635
                                             ----------   ----------      -------       ----------    ----------
  Total net assets.........................  $  961,789   $3,284,326      $99,103       $1,366,267    $1,656,635
                                             ==========   ==========      =======       ==========    ==========
FUND SHARE INFORMATION
  Number of shares.........................      88,972      302,703        9,669          192,161        76,272
                                             ==========   ==========      =======       ==========    ==========
  Cost.....................................  $1,228,386   $3,563,867      $92,343       $1,523,627    $2,128,649
                                             ==========   ==========      =======       ==========    ==========

(a) For the Period Beginning October 1, 2001 and Ended December 31, 2001

                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                             STATEMENTS OF NET ASSETS
                                 DECEMBER 31, 2001

                                                          AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                              ------------------------------------------------------------------
                                               AIM V.I.                      AIM V.I.     AIM V.I.     AIM V.I.
                                                CAPITAL     AIM V.I. DENT   DIVERSIFIED    GLOBAL     GOVERNMENT
                                              DEVELOPMENT   DEMOGRAPHICS      INCOME      UTILITIES   SECURITIES
                                              -----------   -------------   -----------   ---------   ----------
ASSETS
Investments at fair value...................   $284,652        $169,194     $1,461,504    $640,510    $1,774,974
                                               --------        --------     ----------    --------    ----------
  Total assets..............................   $284,652        $169,194     $1,461,504    $640,510    $1,774,974
                                               ========        ========     ==========    ========    ==========
NET ASSETS
Accumulation units..........................   $284,652        $169,194     $1,461,504    $640,510    $1,774,974
                                               --------        --------     ----------    --------    ----------
  Total net assets..........................   $284,652        $169,194     $1,461,504    $640,510    $1,774,974
                                               ========        ========     ==========    ========    ==========
FUND SHARE INFORMATION
  Number of shares..........................     23,840          30,267        160,077      47,270       153,944
                                               ========        ========     ==========    ========    ==========
  Cost......................................   $296,903        $187,932     $1,572,283    $916,273    $1,784,643
                                               ========        ========     ==========    ========    ==========

                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF NET ASSETS
                               DECEMBER 31, 2001

                                                            AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                               --------------------------------------------------------------------
                                                             AIM V.I.                   AIM V.I.
                                                AIM V.I.    GROWTH AND    AIM V.I.    INTERNATIONAL   AIM V.I. MID
                                                 GROWTH       INCOME     HIGH YIELD      EQUITY       CAP EQUITY(a)
                                               ----------   ----------   ----------   -------------   -------------
ASSETS
Investments at fair value....................  $1,791,858   $2,108,698    $541,719      $438,639          $54,713
                                               ----------   ----------    --------      --------          -------
  Total assets...............................  $1,791,858   $2,108,698    $541,719      $438,639          $54,713
                                               ==========   ==========    ========      ========          =======
NET ASSETS
Accumulation units...........................  $1,791,858   $2,108,698    $541,719      $438,639          $54,713
                                               ----------   ----------    --------      --------          -------
  Total net assets...........................  $1,791,858   $2,108,698    $541,719      $438,639          $54,713
                                               ==========   ==========    ========      ========          =======
FUND SHARE INFORMATION
  Number of shares...........................     109,460      104,391     102,019        29,420            5,104
                                               ==========   ==========    ========      ========          =======
  Cost.......................................  $2,693,208   $2,529,215    $637,133      $608,594          $51,489
                                               ==========   ==========    ========      ========          =======

(a) For the Period Beginning October 1, 2001 and Ended December 31, 2001

                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                             STATEMENTS OF NET ASSETS
                                 DECEMBER 31, 2001

                                                              AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                                              ------------------------------------------
                                                                AIM V.I.     AIM V.I. NEW     AIM V.I.
                                                              MONEY MARKET   TECHNOLOGY(b)      VALUE
                                                              ------------   -------------   -----------
ASSETS
Investments at fair value...................................   $5,169,784      $145,802      $3,353,330
                                                               ----------      --------      ----------
  Total assets..............................................   $5,169,784      $145,802      $3,353,330
                                                               ==========      ========      ==========
NET ASSETS
Accumulation units..........................................   $5,169,784      $145,802      $3,353,330
                                                               ----------      --------      ----------
  Total net assets..........................................   $5,169,784      $145,802      $3,353,330
                                                               ==========      ========      ==========
FUND SHARE INFORMATION
  Number of shares..........................................    5,169,784        34,632         143,611
                                                               ==========      ========      ==========
  Cost......................................................   $5,169,784      $229,194      $3,993,013
                                                               ==========      ========      ==========

(b) Previously known as AIM V.I. Telecommunications

                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS

                                                          AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                              -----------------------------------------------------------------
                                                AIM V.I. AGGRESSIVE GROWTH             AIM V.I. BALANCED
                                              -------------------------------   -------------------------------
FOR THE YEARS ENDED DECEMBER 31,                2001        2000     1999(c)      2001        2000     1999(c)
--------------------------------              ---------   --------   --------   ---------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends...................................  $      --   $     --    $   --    $  59,176   $  1,355    $   --
Charges from Glenbrook Life and Annuity
 Company:
  Mortality and expense risk................     (7,941)    (1,669)       --           --       (240)       --
                                              ---------   --------    ------    ---------   --------    ------
    Net investment income (loss)............     (7,941)    (1,669)       --       59,176      1,115        --
                                              ---------   --------    ------    ---------   --------    ------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales.......................    152,831     25,255        --      636,506    127,054        --
  Cost of investments sold..................    189,058     27,960        --      706,673    133,235        --
                                              ---------   --------    ------    ---------   --------    ------
    Realized gains (losses) on fund
     shares.................................    (36,227)    (2,705)       --      (70,167)    (6,181)       --
Realized gain distributions.................         --         --        --           --        227        --
                                              ---------   --------    ------    ---------   --------    ------
    Net realized gains (losses).............    (36,227)    (2,705)       --      (70,167)    (5,954)       --
Change in unrealized gains (losses).........   (198,662)   (67,936)       --     (233,855)   (45,686)       --
                                              ---------   --------    ------    ---------   --------    ------
    Net realized and unrealized gains
     (losses) on investments................   (234,889)   (70,641)       --     (304,022)   (51,640)       --
                                              ---------   --------    ------    ---------   --------    ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.................................  $(242,830)  $(72,310)   $   --    $(244,846)  $(50,525)   $   --
                                              =========   ========    ======    =========   ========    ======

(c) For the Period Beginning May 3, 1999 and Ended December 31, 1999.

                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                             STATEMENTS OF OPERATIONS

                                                                 AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                                   ---------------------------------------------------------------------
                                                    AIM V.I.
                                                   BASIC VALUE    AIM V.I. BLUE CHIP     AIM V.I. CAPITAL APPRECIATION
                                                   -----------   --------------------   --------------------------------
FOR THE YEARS ENDED DECEMBER 31,                     2001(a)       2001      2000(d)      2001        2000        1999
--------------------------------                   -----------   ---------   --------   ---------   ---------   --------
NET INVESTMENT INCOME (LOSS)
Dividends.........................................   $   117     $     183   $     95   $      --   $      --   $   196
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk......................      (180)       (7,718)    (1,049)    (12,245)     (6,222)   (1,307)
                                                     -------     ---------   --------   ---------   ---------   -------
    Net investment income (loss)..................       (63)       (7,535)      (954)    (12,245)     (6,222)   (1,111)
                                                     -------     ---------   --------   ---------   ---------   -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales.............................    16,828       239,583      1,689     253,469      43,278     2,905
  Cost of investments sold........................    16,596       296,422      1,816     332,698      39,716     2,698
                                                     -------     ---------   --------   ---------   ---------   -------
    Realized gains (losses) on fund shares........       232       (56,839)      (127)    (79,229)      3,562       207
Realized gain distributions.......................        --            --         --     130,488      27,216     5,817
                                                     -------     ---------   --------   ---------   ---------   -------
    Net realized gains (losses)...................       232       (56,839)      (127)     51,259      30,778     6,024
Change in unrealized gains (losses)...............     6,760      (103,830)   (53,530)   (376,553)   (178,212)   75,794
                                                     -------     ---------   --------   ---------   ---------   -------
    Net realized and unrealized gains (losses) on
     investments..................................     6,992      (160,669)   (53,657)   (325,294)   (147,434)   81,818
                                                     -------     ---------   --------   ---------   ---------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.......................................   $ 6,929     $(168,204)  $(54,611)  $(337,539)  $(153,656)  $80,707
                                                     =======     =========   ========   =========   =========   =======

(a) For the Period Beginning October 1, 2001 and Ended December 31, 2001

(d) For the Period Beginning June 26, 2000 and Ended December 31, 2000

                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                             STATEMENTS OF OPERATIONS

                                                                AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                                           ----------------------------------------------------
                                                                                               AIM V.I. DENT
                                                            AIM V.I. CAPITAL DEVELOPMENT       DEMOGRAPHICS
                                                           ------------------------------   -------------------
FOR THE YEARS ENDED DECEMBER 31,                             2001       2000     1999(c)      2001     2000(d)
--------------------------------                           --------   --------   --------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends................................................  $     --   $    --     $   --    $     --   $    --
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk.............................    (2,222)     (370)        --        (868)      (69)
                                                           --------   -------     ------    --------   -------
    Net investment income (loss).........................    (2,222)     (370)        --        (868)      (69)
                                                           --------   -------     ------    --------   -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales....................................    75,055    10,472         --      24,131       140
  Cost of investments sold...............................    81,069    10,699         --      28,650       148
                                                           --------   -------     ------    --------   -------
    Realized gains (losses) on fund shares...............    (6,014)     (227)        --      (4,519)       (8)
Realized gain distributions..............................        --        --         --          --        --
                                                           --------   -------     ------    --------   -------
    Net realized gains (losses)..........................    (6,014)     (227)        --      (4,519)       (8)
Change in unrealized gains (losses)......................    (9,252)   (2,999)        --     (14,072)   (4,666)
                                                           --------   -------     ------    --------   -------
    Net realized and unrealized gains (losses) on
     investments.........................................   (15,266)   (3,226)        --     (18,591)   (4,674)
                                                           --------   -------     ------    --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS........  $(17,488)  $(3,596)    $   --    $(19,459)  $(4,743)
                                                           ========   =======     ======    ========   =======

(c) For the Period Beginning May 3, 1999 and Ended December 31, 1999.

(d) For the Period Beginning June 26, 2000 and Ended December 31, 2000

                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                             STATEMENTS OF OPERATIONS

                                                         AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                              ----------------------------------------------------------------
                                               AIM V.I. DIVERSIFIED INCOME        AIM V.I. GLOBAL UTILITIES
                                              ------------------------------   -------------------------------
FOR THE YEARS ENDED DECEMBER 31,                2001       2000       1999       2001        2000       1999
--------------------------------              --------   --------   --------   ---------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends...................................  $ 98,859   $ 37,159   $ 16,724   $   9,180   $  3,724    $  437
Charges from Glenbrook Life and Annuity
 Company:
  Mortality and expense risk................    (8,806)    (3,018)    (1,647)     (5,295)    (1,321)     (159)
                                              --------   --------   --------   ---------   --------    ------
    Net investment income (loss)............    90,053     34,141     15,077       3,885      2,403       278
                                              --------   --------   --------   ---------   --------    ------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales.......................   260,082     73,022     49,111      88,729     13,342       394
  Cost of investments sold..................   266,888     78,211     49,408     104,075     13,645       362
                                              --------   --------   --------   ---------   --------    ------
    Realized gains (losses) on fund
     shares.................................    (6,806)    (5,189)      (297)    (15,346)      (303)       32
Realized gain distributions.................        --         --         --      60,032     14,635        --
                                              --------   --------   --------   ---------   --------    ------
    Net realized gains (losses).............    (6,806)    (5,189)      (297)     44,686     14,332        32
Change in unrealized gains (losses).........   (64,734)   (26,884)   (16,900)   (250,388)   (31,896)    6,432
                                              --------   --------   --------   ---------   --------    ------
    Net realized and unrealized gains
     (losses) on investments................   (71,540)   (32,073)   (17,197)   (205,702)   (17,564)    6,464
                                              --------   --------   --------   ---------   --------    ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.................................  $ 18,513   $  2,068   $ (2,120)  $(201,817)  $(15,161)   $6,742
                                              ========   ========   ========   =========   ========    ======

                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS

                                                           AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                               -----------------------------------------------------------------
                                               AIM V.I. GOVERNMENT SECURITIES           AIM V.I. GROWTH
                                               ------------------------------   --------------------------------
FOR THE YEARS ENDED DECEMBER 31,                 2001       2000       1999       2001        2000        1999
--------------------------------               --------   --------   --------   ---------   ---------   --------
NET INVESTMENT INCOME (LOSS)
Dividends....................................  $ 48,589    $6,529    $   489    $   4,189   $     144   $   991
Charges from Glenbrook Life and Annuity
 Company:
  Mortality and expense risk.................    (7,919)     (833)      (602)     (14,939)     (9,821)   (2,218)
                                               --------    ------    -------    ---------   ---------   -------
    Net investment income (loss).............    40,670     5,696       (113)     (10,750)     (9,677)   (1,227)
                                               --------    ------    -------    ---------   ---------   -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales........................   293,214     1,992      1,705      178,976     133,791    34,839
  Cost of investments sold...................   284,715     1,968      1,679      273,237     143,146    31,729
                                               --------    ------    -------    ---------   ---------   -------
    Realized gains (losses) on fund shares...     8,499        24         26      (94,261)     (9,355)    3,110
Realized gain distributions..................        --        --         --           --      49,487    17,484
                                               --------    ------    -------    ---------   ---------   -------
    Net realized gains (losses)..............     8,499        24         26      (94,261)     40,132    20,594
Change in unrealized gains (losses)..........   (11,484)    3,256     (3,355)    (563,315)   (426,437)   79,097
                                               --------    ------    -------    ---------   ---------   -------
    Net realized and unrealized gains
     (losses) on investments.................    (2,985)    3,280     (3,329)    (657,576)   (386,305)   99,691
                                               --------    ------    -------    ---------   ---------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS..................................  $ 37,685    $8,976    $(3,442)   $(668,326)  $(395,982)  $98,464
                                               ========    ======    =======    =========   =========   =======

                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                            STATEMENTS OF OPERATIONS

                                                          AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                              -----------------------------------------------------------------
                                                 AIM V.I. GROWTH AND INCOME           AIM V.I. HIGH YIELD
                                              --------------------------------   ------------------------------
FOR THE YEARS ENDED DECEMBER 31,                2001        2000        1999       2001       2000     1999(c)
--------------------------------              ---------   ---------   --------   --------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends...................................  $   1,029   $   1,314   $ 1,199    $ 65,576   $  9,067    $   --
Charges from Glenbrook Life and Annuity
 Company:
  Mortality and expense risk................    (14,449)     (4,943)   (1,801)     (2,980)      (174)       --
                                              ---------   ---------   -------    --------   --------    ------
    Net investment income (loss)............    (13,420)     (3,629)     (602)     62,596      8,893        --
                                              ---------   ---------   -------    --------   --------    ------
NET REALIZED AND UNREALIZED GAINS (LOSSES)
 ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales.......................    295,937     137,189     4,729     101,160      2,438        --
  Cost of investments sold..................    390,740     120,243     3,863     109,990      2,479        --
                                              ---------   ---------   -------    --------   --------    ------
    Realized gains (losses) on fund
     shares.................................    (94,803)     16,946       866      (8,830)       (41)       --
Realized gain distributions.................         --      29,718       819          --         --        --
                                              ---------   ---------   -------    --------   --------    ------
    Net realized gains (losses).............    (94,803)     46,664     1,685      (8,830)       (41)       --
Change in unrealized gains (losses).........   (294,022)   (208,195)   60,418     (76,899)   (18,515)       --
                                              ---------   ---------   -------    --------   --------    ------
    Net realized and unrealized gains
     (losses) on investments................   (388,825)   (161,531)   62,103     (85,729)   (18,556)       --
                                              ---------   ---------   -------    --------   --------    ------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS.................................  $(402,245)  $(165,160)  $61,501    $(23,133)  $ (9,663)   $   --
                                              =========   =========   =======    ========   ========    ======

(c) For the Period Beginning May 3, 1999 and Ended December 31, 1999.

                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                             STATEMENTS OF OPERATIONS

                                                                AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                                              ----------------------------------------------
                                                                                                AIM V.I. MID
                                                               AIM V.I. INTERNATIONAL EQUITY     CAP EQUITY
                                                              -------------------------------   ------------
FOR THE YEARS ENDED DECEMBER 31,                                2001        2000       1999       2001(a)
--------------------------------                              ---------   --------   --------   ------------
NET INVESTMENT INCOME (LOSS)
Dividends...................................................  $   1,489   $    836   $   493       $   83
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk................................     (3,770)    (1,759)     (339)         (94)
                                                              ---------   --------   -------       ------
    Net investment income (loss)............................     (2,281)      (923)      154          (11)
                                                              ---------   --------   -------       ------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales.......................................     65,186     18,431       898          155
  Cost of investments sold..................................     85,555     18,691       880          151
                                                              ---------   --------   -------       ------
    Realized gains (losses) on fund shares..................    (20,369)      (260)       18            4
Realized gain distributions.................................     11,647     21,383     2,065           --
                                                              ---------   --------   -------       ------
    Net realized gains (losses).............................     (8,722)    21,123     2,083            4
Change in unrealized gains (losses).........................   (104,639)   (85,341)   21,065        3,224
                                                              ---------   --------   -------       ------
    Net realized and unrealized gains (losses) on
     investments............................................   (113,361)   (64,218)   23,148        3,228
                                                              ---------   --------   -------       ------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...........  $(115,642)  $(65,141)  $23,302       $3,217
                                                              =========   ========   =======       ======

(a) For the Period Beginning October 1, 2001 and Ended December 31, 2001

                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                             STATEMENTS OF OPERATIONS

                                                             AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                                      --------------------------------------------------------
                                                                                              AIM V.I. NEW
                                                            AIM V.I. MONEY MARKET             TECHNOLOGY(b)
                                                      ----------------------------------   -------------------
FOR THE YEARS ENDED DECEMBER 31,                         2001         2000        1999       2001     2000(d)
--------------------------------                      ----------   ----------   --------   --------   --------
NET INVESTMENT INCOME (LOSS)
Dividends...........................................  $  107,688   $   18,051   $   681    $  2,835   $    --
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk........................     (30,367)      (2,701)     (493)       (544)      (27)
                                                      ----------   ----------   -------    --------   -------
    Net investment income (loss)....................      77,321       15,350       188       2,291       (27)
                                                      ----------   ----------   -------    --------   -------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
 INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales...............................   1,521,325    1,508,205    99,194      34,622        54
  Cost of investments sold..........................   1,521,325    1,508,205    99,194      41,929        62
                                                      ----------   ----------   -------    --------   -------
    Realized gains (losses) on fund shares..........          --           --        --      (7,307)       (8)
Realized gain distributions.........................          --           --        --      71,120       862
                                                      ----------   ----------   -------    --------   -------
    Net realized gains (losses).....................          --           --        --      63,813       854
Change in unrealized gains (losses).................          --           --        --     (79,489)   (3,903)
                                                      ----------   ----------   -------    --------   -------
    Net realized and unrealized gains (losses) on
     investments....................................          --           --        --     (15,676)   (3,049)
                                                      ----------   ----------   -------    --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...  $   77,321   $   15,350   $   188    $(13,385)  $(3,076)
                                                      ==========   ==========   =======    ========   =======

(b) Previously known as AIM V.I. Telecommunications

(d) For the Period Beginning June 26, 2000 and Ended December 31, 2000

                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                             STATEMENTS OF OPERATIONS

                                                               AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                                              -------------------------------------------
                                                                            AIM V.I. VALUE
                                                              -------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                                 2001             2000            1999
--------------------------------                              ----------       ----------       ---------
NET INVESTMENT INCOME (LOSS)
Dividends...................................................  $   4,416        $   2,719        $  2,347
Charges from Glenbrook Life and Annuity Company:
  Mortality and expense risk................................    (25,486)         (13,291)         (3,953)
                                                              ---------        ---------        --------
    Net investment income (loss)............................    (21,070)         (10,572)         (1,606)
                                                              ---------        ---------        --------
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Realized gains (losses) on fund shares:
  Proceeds from sales.......................................    221,073          248,390          38,322
  Cost of investments sold..................................    257,755          254,819          35,246
                                                              ---------        ---------        --------
    Realized gains (losses) on fund shares..................    (36,682)          (6,429)          3,076
Realized gain distributions.................................     66,960           94,674          11,488
                                                              ---------        ---------        --------
    Net realized gains (losses).............................     30,278           88,245          14,564
Change in unrealized gains (losses).........................   (393,169)        (380,763)        120,054
                                                              ---------        ---------        --------
    Net realized and unrealized gains (losses) on
     investments............................................   (362,891)        (292,518)        134,618
                                                              ---------        ---------        --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS...........  $(383,961)       $(303,090)       $133,012
                                                              =========        =========        ========

                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                         AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                            --------------------------------------------------------------------
                                              AIM V.I. AGGRESSIVE GROWTH              AIM V.I. BALANCED
                                            -------------------------------   ----------------------------------
FOR THE YEARS ENDED DECEMBER 31,              2001        2000     1999(c)       2001         2000      1999(c)
--------------------------------            ---------   --------   --------   ----------   ----------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)..............  $  (7,941)  $ (1,669)   $   --    $   59,176   $    1,115    $   --
Net realized gains (losses)...............    (36,227)    (2,705)       --       (70,167)      (5,954)       --
Change in unrealized gains (losses).......   (198,662)   (67,936)       --      (233,855)     (45,686)       --
                                            ---------   --------    ------    ----------   ----------    ------
Increase (decrease) in net assets from
 operations...............................   (242,830)   (72,310)       --      (244,846)     (50,525)       --
                                            ---------   --------    ------    ----------   ----------    ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CAPITAL TRANSACTIONS
Deposits..................................         --         --        --            --           --        --
Benefit payments..........................    (11,896)        --        --       (28,894)          --        --
Payments on termination...................    (13,623)        --        --       (54,743)          --        --
Contract administration charge............     (6,598)    (1,983)       --       (16,143)      (2,593)       --
Transfers among the sub-accounts and with
 the Fixed Account--net...................    675,288    635,741        --     2,573,159    1,108,911        --
                                            ---------   --------    ------    ----------   ----------    ------
Increase (decrease) in net assets from
 capital transactions                         643,171    633,758        --     2,473,379    1,106,318        --
                                            ---------   --------    ------    ----------   ----------    ------
INCREASE (DECREASE) IN NET ASSETS.........    400,341    561,448        --     2,228,533    1,055,793        --
NET ASSETS AT BEGINNING OF PERIOD.........    561,448         --        --     1,055,793           --        --
                                            ---------   --------    ------    ----------   ----------    ------
NET ASSETS AT END OF PERIOD...............  $ 961,789   $561,448    $   --    $3,284,326   $1,055,793    $   --
                                            =========   ========    ======    ==========   ==========    ======

UNITS OUTSTANDING
  Units outstanding at beginning of
   period.................................     57,582         --        --       110,957           --        --
    Units issued..........................    115,722     69,671        --       419,840      148,546        --
    Units redeemed........................    (38,681)   (12,089)       --      (137,578)     (37,589)       --
                                            ---------   --------    ------    ----------   ----------    ------
  Units outstanding at end of period......    134,623     57,582        --       393,219      110,957        --
                                            =========   ========    ======    ==========   ==========    ======

(c) For the Period Beginning May 3, 1999 and Ended December 31, 1999.

                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                        STATEMENTS OF CHANGES IN NET ASSETS

                                                      AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                       ------------------------------------------------------------------------
                                        AIM V.I.
                                       BASIC VALUE    AIM V.I. BLUE CHIP       AIM V.I. CAPITAL APPRECIATION
                                       -----------   ---------------------   ----------------------------------
FOR THE YEARS ENDED DECEMBER 31,         2001(a)        2001      2000(d)       2001         2000        1999
--------------------------------       -----------   ----------   --------   ----------   ----------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM OPERATIONS
Net investment income (loss).........    $   (63)    $   (7,535)  $   (954)  $  (12,245)  $   (6,222)  $ (1,111)
Net realized gains (losses)..........        232        (56,839)      (127)      51,259       30,778      6,024
Change in unrealized gains
 (losses)............................      6,760       (103,830)   (53,530)    (376,553)    (178,212)    75,794
                                         -------     ----------   --------   ----------   ----------   --------
Increase (decrease) in net assets
 from operations.....................      6,929       (168,204)   (54,611)    (337,539)    (153,656)    80,707
                                         -------     ----------   --------   ----------   ----------   --------
INCREASE (DECREASE) IN NET ASSETS
 FROM CAPITAL TRANSACTIONS
Deposits.............................         --             --         --           --           --         --
Benefit payments.....................         --        (28,277)        --      (12,109)          --         --
Payments on termination..............         --              4         --      (47,761)      (8,369)        --
Contract administration charge.......       (140)        (6,053)    (1,082)     (10,138)      (8,654)    (2,118)
Transfers among the sub-accounts and
 with the Fixed Account--net.........     92,314      1,085,840    538,650    1,019,377      876,990    174,001
                                         -------     ----------   --------   ----------   ----------   --------
Increase (decrease) in net assets
 from capital transactions...........     92,174      1,051,514    537,568      949,369      859,967    171,883
                                         -------     ----------   --------   ----------   ----------   --------
INCREASE (DECREASE) IN NET ASSETS....     99,103        883,310    482,957      611,830      706,311    252,590
NET ASSETS AT BEGINNING OF PERIOD....         --        482,957         --    1,044,805      338,494     85,904
                                         -------     ----------   --------   ----------   ----------   --------
NET ASSETS AT END OF PERIOD..........    $99,103     $1,366,267   $482,957   $1,656,635   $1,044,805   $338,494
                                         =======     ==========   ========   ==========   ==========   ========

UNITS OUTSTANDING
  Units outstanding at beginning of
   period............................         --         54,422         --       74,038       21,173      7,703
    Units issued.....................     10,409        190,594     54,539      116,191       66,706     13,648
    Units redeemed...................     (1,572)       (44,452)      (117)     (35,821)     (13,841)      (178)
                                         -------     ----------   --------   ----------   ----------   --------
  Units outstanding at end of
   period............................      8,837        200,564     54,422      154,408       74,038     21,173
                                         =======     ==========   ========   ==========   ==========   ========

(a) For the Period Beginning October 1, 2001 and Ended December 31, 2001

(d) For the Period Beginning June 26, 2000 and Ended December 31, 2000

                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                        STATEMENTS OF CHANGES IN NET ASSETS

                                                             AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                                        ----------------------------------------------------
                                                                                            AIM V.I. DENT
                                                         AIM V.I. CAPITAL DEVELOPMENT       DEMOGRAPHICS
                                                        ------------------------------   -------------------
FOR THE YEARS ENDED DECEMBER 31,                          2001       2000     1999(c)      2001     2000(d)
--------------------------------                        --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)..........................  $ (2,222)  $   (370)   $   --    $   (868)  $   (69)
Net realized gains (losses)...........................    (6,014)      (227)       --      (4,519)       (8)
Change in unrealized gains (losses)...................    (9,252)    (2,999)       --     (14,072)   (4,666)
                                                        --------   --------    ------    --------   -------
Increase (decrease) in net assets from operations.....   (17,488)    (3,596)       --     (19,459)   (4,743)
                                                        --------   --------    ------    --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS
Deposits..............................................        --        260        --          --        --
Benefit payments......................................        --         --        --          --        --
Payments on termination...............................   (20,054)        --        --          --        --
Contract administration charge........................    (1,802)      (436)       --        (711)      (80)
Transfers among the sub-accounts and with the Fixed
 Account--net.........................................   202,157    125,611        --     169,281    24,906
                                                        --------   --------    ------    --------   -------
Increase (decrease) in net assets from capital
 transactions.........................................   180,301    125,435        --     168,570    24,826
                                                        --------   --------    ------    --------   -------
INCREASE (DECREASE) IN NET ASSETS.....................   162,813    121,839        --     149,111    20,083
NET ASSETS AT BEGINNING OF PERIOD.....................   121,839         --        --      20,083        --
                                                        --------   --------    ------    --------   -------
NET ASSETS AT END OF PERIOD...........................  $284,652   $121,839    $   --    $169,194   $20,083
                                                        ========   ========    ======    ========   =======

UNITS OUTSTANDING
  Units outstanding at beginning of period............    11,567         --        --       2,531        --
    Units issued......................................    28,250     14,422        --      33,078     2,539
    Units redeemed....................................   (10,149)    (2,855)       --      (4,007)       (8)
                                                        --------   --------    ------    --------   -------
  Units outstanding at end of period..................    29,668     11,567        --      31,602     2,531
                                                        ========   ========    ======    ========   =======

(c) For the Period Beginning May 3, 1999 and Ended December 31, 1999.

(d) For the Period Beginning June 26, 2000 and Ended December 31, 2000

                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                        STATEMENTS OF CHANGES IN NET ASSETS

                                                       AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                           -----------------------------------------------------------------
                                             AIM V.I. DIVERSIFIED INCOME        AIM V.I. GLOBAL UTILITIES
                                           --------------------------------   ------------------------------
FOR THE YEARS ENDED DECEMBER 31,              2001        2000       1999       2001       2000       1999
--------------------------------           ----------   --------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss).............  $   90,053   $ 34,141   $ 15,077   $  3,885   $  2,403   $   278
Net realized gains (losses)..............      (6,806)    (5,189)      (297)    44,686     14,332        32
Change in unrealized gains (losses)......     (64,734)   (26,884)   (16,900)  (250,388)   (31,896)    6,432
                                           ----------   --------   --------   --------   --------   -------
Increase (decrease) in net assets from
 operations..............................      18,513      2,068     (2,120)  (201,817)   (15,161)    6,742
                                           ----------   --------   --------   --------   --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM
 CAPITAL TRANSACTIONS
Deposits.................................          --         --     12,500         --         --        --
Benefit payments.........................          --         --         --         --         --        --
Payments on termination..................     (10,535)        --         --     (3,660)        --        --
Contract administration charge...........      (6,940)    (3,743)    (2,669)    (4,411)    (1,721)     (256)
Transfers among the sub-accounts and with
 the Fixed Account--net..................     865,924    330,109    220,844    468,439    371,144    19,553
                                           ----------   --------   --------   --------   --------   -------
Increase (decrease) in net assets from
 capital transactions....................     848,449    326,366    230,675    460,368    369,423    19,297
                                           ----------   --------   --------   --------   --------   -------
INCREASE (DECREASE) IN NET ASSETS........     866,962    328,434    228,555    258,551    354,262    26,039
NET ASSETS AT BEGINNING OF PERIOD........     594,542    266,108     37,553    381,959     27,697     1,658
                                           ----------   --------   --------   --------   --------   -------
NET ASSETS AT END OF PERIOD..............  $1,461,504   $594,542   $266,108   $640,510   $381,959   $27,697
                                           ==========   ========   ========   ========   ========   =======

UNITS OUTSTANDING
  Units outstanding at beginning of
   period................................      58,891     26,297      3,608     24,262      1,703       135
    Units issued.........................     113,961     55,294     27,401     41,680     24,549     1,588
    Units redeemed.......................     (31,835)   (22,700)    (4,712)    (8,977)    (1,990)      (20)
                                           ----------   --------   --------   --------   --------   -------
  Units outstanding at end of period.....     141,017     58,891     26,297     56,965     24,262     1,703
                                           ==========   ========   ========   ========   ========   =======

                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                      AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                        ---------------------------------------------------------------------
                                         AIM V.I. GOVERNMENT SECURITIES             AIM V.I. GROWTH
                                        --------------------------------   ----------------------------------
FOR THE YEARS ENDED DECEMBER 31,           2001        2000       1999        2001         2000        1999
--------------------------------        ----------   --------   --------   ----------   ----------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)..........  $   40,670   $  5,696   $  (113)   $  (10,750)  $   (9,677)  $ (1,227)
Net realized gains (losses)...........       8,499         24        26       (94,261)      40,132     20,594
Change in unrealized gains (losses)...     (11,484)     3,256    (3,355)     (563,315)    (426,437)    79,097
                                        ----------   --------   -------    ----------   ----------   --------
Increase (decrease) in net assets from
 operations...........................      37,685      8,976    (3,442)     (668,326)    (395,982)    98,464
                                        ----------   --------   -------    ----------   ----------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 CAPITAL TRANSACTIONS
Deposits..............................          --         --        --            --           --      2,500
Benefit payments......................          --         --        --       (11,282)     (25,502)        --
Payments on termination...............     (53,275)        --        --       (39,460)      (6,785)        --
Contract administration charge........      (6,340)    (1,305)   (1,090)      (12,378)     (12,568)    (3,447)
Transfers among the sub-accounts and
 with the Fixed Account--net..........   1,607,704    115,495        --     1,027,583    1,401,267    332,859
                                        ----------   --------   -------    ----------   ----------   --------
Increase (decrease) in net assets from
 capital transactions.................   1,548,089    114,190    (1,090)      964,463    1,356,412    331,912
                                        ----------   --------   -------    ----------   ----------   --------
INCREASE (DECREASE) IN NET ASSETS.....   1,585,774    123,166    (4,532)      296,137      960,430    430,376
NET ASSETS AT BEGINNING OF PERIOD.....     189,200     66,034    70,566     1,495,721      535,291    104,915
                                        ----------   --------   -------    ----------   ----------   --------
NET ASSETS AT END OF PERIOD...........  $1,774,974   $189,200   $66,034    $1,791,858   $1,495,721   $535,291
                                        ==========   ========   =======    ==========   ==========   ========

UNITS OUTSTANDING
  Units outstanding at beginning of
   period.............................      16,353      6,227     6,332       106,768       30,102      7,910
    Units issued......................     162,849     12,063        --       122,204      100,205     24,614
    Units redeemed....................     (33,726)    (1,937)     (105)      (33,751)     (23,539)    (2,422)
                                        ----------   --------   -------    ----------   ----------   --------
  Units outstanding at end of
   period.............................     145,476     16,353     6,227       195,221      106,768     30,102
                                        ==========   ========   =======    ==========   ==========   ========

                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                         AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                            -------------------------------------------------------------------
                                                AIM V.I. GROWTH AND INCOME            AIM V.I. HIGH YIELD
                                            ----------------------------------   ------------------------------
FOR THE YEARS ENDED DECEMBER 31,               2001         2000        1999       2001       2000     1999(c)
--------------------------------            ----------   ----------   --------   --------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)..............  $  (13,420)  $   (3,629)  $   (602)  $ 62,596   $ 8,893     $   --
Net realized gains (losses)...............     (94,803)      46,664      1,685     (8,830)      (41)        --
Change in unrealized gains (losses).......    (294,022)    (208,195)    60,418    (76,899)  (18,515)        --
                                            ----------   ----------   --------   --------   -------     ------
Increase (decrease) in net assets from
 operations...............................    (402,245)    (165,160)    61,501    (23,133)   (9,663)        --
                                            ----------   ----------   --------   --------   -------     ------
INCREASE (DECREASE) IN NET ASSETS FROM
 CAPITAL TRANSACTIONS
Deposits..................................          --           --         --         --        --         --
Benefit payments..........................     (11,913)          --         --         --        --         --
Payments on termination...................     (28,702)          --         --    (25,938)       --         --
Contract administration charge............     (11,826)      (6,774)    (3,044)    (2,372)     (177)        --
Transfers among the sub-accounts and with
 the Fixed Account--net...................   1,455,828    1,008,665     38,646    522,845    80,157         --
                                            ----------   ----------   --------   --------   -------     ------
Increase (decrease) in net assets from
 capital transactions.....................   1,403,387    1,001,891     35,602    494,535    79,980         --
                                            ----------   ----------   --------   --------   -------     ------
INCREASE (DECREASE) IN NET ASSETS.........   1,001,142      836,731     97,103    471,402    70,317         --
NET ASSETS AT BEGINNING OF PERIOD.........   1,107,556      270,825    173,722     70,317        --         --
                                            ----------   ----------   --------   --------   -------     ------
NET ASSETS AT END OF PERIOD...............  $2,108,698   $1,107,556   $270,825   $541,719   $70,317     $   --
                                            ==========   ==========   ========   ========   =======     ======

UNITS OUTSTANDING
  Units outstanding at beginning of
   period.................................      78,224       16,193     13,824      8,842        --         --
    Units issued..........................     160,987       77,004      2,592     78,925    10,409         --
    Units redeemed........................     (44,455)     (14,973)      (223)   (15,416)   (1,567)        --
                                            ----------   ----------   --------   --------   -------     ------
  Units outstanding at end of period......     194,756       78,224     16,193     72,351     8,842         --
                                            ==========   ==========   ========   ========   =======     ======

(c) For the Period Beginning May 3, 1999 and Ended December 31, 1999.

                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                        STATEMENTS OF CHANGES IN NET ASSETS

                                                                AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                                              ---------------------------------------------
                                                                                               AIM V.I. MID
                                                              AIM V.I. INTERNATIONAL EQUITY     CAP EQUITY
                                                              ------------------------------   ------------
FOR THE YEARS ENDED DECEMBER 31,                                2001       2000       1999       2001(a)
--------------------------------                              --------   --------   --------   ------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)................................  $ (2,281)  $   (923)  $   154       $   (11)
Net realized gains (losses).................................    (8,722)    21,123     2,083             4
Change in unrealized gains (losses).........................  (104,639)   (85,341)   21,065         3,224
                                                              --------   --------   -------       -------
Increase (decrease) in net assets from operations...........  (115,642)   (65,141)   23,302         3,217
                                                              --------   --------   -------       -------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS
Deposits....................................................        --        259        --            --
Benefit payments............................................        --         --        --            --
Payments on termination.....................................   (37,475)        --        --            --
Contract administration charge..............................    (3,129)    (2,359)     (615)          (62)
Transfers among the sub-accounts and with the Fixed
 Account--net...............................................   224,189    360,534    23,076        51,558
                                                              --------   --------   -------       -------
Increase (decrease) in net assets from capital
 transactions...............................................   183,585    358,434    22,461        51,496
                                                              --------   --------   -------       -------
INCREASE (DECREASE) IN NET ASSETS...........................    67,943    293,293    45,763        54,713
NET ASSETS AT BEGINNING OF PERIOD...........................   370,696     77,403    31,640            --
                                                              --------   --------   -------       -------
NET ASSETS AT END OF PERIOD.................................  $438,639   $370,696   $77,403       $54,713
                                                              ========   ========   =======       =======

UNITS OUTSTANDING
  Units outstanding at beginning of period..................    29,261      4,455     2,799            --
    Units issued............................................    23,771     34,763     1,707         4,817
    Units redeemed..........................................    (7,340)    (9,957)      (51)           (6)
                                                              --------   --------   -------       -------
  Units outstanding at end of period........................    45,692     29,261     4,455         4,811
                                                              ========   ========   =======       =======

(a) For the Period Beginning October 1, 2001 and Ended December 31, 2001

                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                        STATEMENTS OF CHANGES IN NET ASSETS

                                                          AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                                -------------------------------------------------------------
                                                                                             AIM V.I. NEW
                                                         AIM V.I. MONEY MARKET               TECHNOLOGY(b)
                                                ---------------------------------------   -------------------
FOR THE YEARS ENDED DECEMBER 31,                   2001          2000          1999         2001     2000(d)
--------------------------------                -----------   -----------   -----------   --------   --------
INCREASE (DECREASE) IN NET ASSETS FROM
 OPERATIONS
Net investment income (loss)..................  $    77,321   $    15,350   $       188   $  2,291   $   (27)
Net realized gains (losses)...................           --            --            --     63,813       854
Change in unrealized gains (losses)...........           --            --            --    (79,489)   (3,903)
                                                -----------   -----------   -----------   --------   -------
Increase (decrease) in net assets from
 operations...................................       77,321        15,350           188    (13,385)   (3,076)
                                                -----------   -----------   -----------   --------   -------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL
 TRANSACTIONS
Deposits......................................   18,296,117    10,167,150     1,402,277         --        --
Benefit payments..............................      (59,963)           --            --         --        --
Payments on termination.......................      (31,950)           --            --       (136)       --
Contract administration charge................      (29,147)       (7,338)         (967)      (434)      (31)
Transfers among the sub-accounts and with the
 Fixed Account--net...........................  (14,417,437)   (8,881,761)   (1,360,068)   150,856    12,008
                                                -----------   -----------   -----------   --------   -------
Increase (decrease) in net assets from capital
 transactions.................................    3,757,620     1,278,051        41,242    150,286    11,977
                                                -----------   -----------   -----------   --------   -------
INCREASE (DECREASE) IN NET ASSETS.............    3,834,941     1,293,401        41,430    136,901     8,901
NET ASSETS AT BEGINNING OF PERIOD.............    1,334,843        41,442            12      8,901        --
                                                -----------   -----------   -----------   --------   -------
NET ASSETS AT END OF PERIOD...................  $ 5,169,784   $ 1,334,843   $    41,442   $145,802   $ 8,901
                                                ===========   ===========   ===========   ========   =======

UNITS OUTSTANDING
  Units outstanding at beginning of period....      117,006         3,810            --        439        --
    Units issued..............................    2,291,242     1,272,341         4,957     16,724       440
    Units redeemed............................   (1,966,958)   (1,159,145)       (1,147)    (3,363)       (1)
                                                -----------   -----------   -----------   --------   -------
  Units outstanding at end of period..........      441,290       117,006         3,810     13,800       439
                                                ===========   ===========   ===========   ========   =======

(b) Previously known as AIM V.I. Telecommunications

(d) For the Period Beginning June 26, 2000 and Ended December 31, 2000

                       See notes to financial statements.

              GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                        STATEMENTS OF CHANGES IN NET ASSETS

                                                               AIM VARIABLE INSURANCE FUNDS SUB-ACCOUNTS
                                                              -------------------------------------------
                                                                            AIM V.I. VALUE
                                                              -------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                                 2001             2000            1999
--------------------------------                              -----------      -----------      ---------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment income (loss)................................  $  (21,070)      $  (10,572)      $ (1,606)
Net realized gains (losses).................................      30,278           88,245         14,564
Change in unrealized gains (losses).........................    (393,169)        (380,763)       120,054
                                                              ----------       ----------       --------
Increase (decrease) in net assets from operations...........    (383,961)        (303,090)       133,012
                                                              ----------       ----------       --------
INCREASE (DECREASE) IN NET ASSETS FROM CAPITAL TRANSACTIONS
Deposits....................................................          --               --         40,000
Benefit payments............................................          --          (25,139)            --
Payments on termination.....................................     (70,792)          (9,885)            --
Contract administration charge..............................     (21,642)         (17,607)        (5,964)
Transfers among the sub-accounts and with the Fixed
 Account--net...............................................   1,527,341        1,785,993        552,928
                                                              ----------       ----------       --------
Increase (decrease) in net assets from capital
 transactions...............................................   1,434,907        1,733,362        586,964
                                                              ----------       ----------       --------
INCREASE (DECREASE) IN NET ASSETS...........................   1,050,946        1,430,272        719,976
NET ASSETS AT BEGINNING OF PERIOD...........................   2,302,384          872,112        152,136
                                                              ----------       ----------       --------
NET ASSETS AT END OF PERIOD.................................  $3,353,330       $2,302,384       $872,112
                                                              ==========       ==========       ========

UNITS OUTSTANDING
  Units outstanding at beginning of period..................     162,238           51,970         11,674
    Units issued............................................     146,049          146,187         42,894
    Units redeemed..........................................     (35,585)         (35,919)        (2,598)
                                                              ----------       ----------       --------
  Units outstanding at end of period........................     272,702          162,238         51,970
                                                              ==========       ==========       ========

                       See notes to financial statements.

GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE
ACCOUNT A
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------

1.  ORGANIZATION
Glenbrook Life AIM Variable Life Separate Account A (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Glenbrook Life and Annuity Company ("Glenbrook Life"). The assets of the Account are legally segregated from those of Glenbrook Life. Glenbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

Glenbrook Life issues the AIM Lifetime Plus-SM- Variable Life, a modified single premium variable life insurance contract, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Glenbrook Life contractually guarantees either a minimum return or account value upon death, variable life contractholders bear the investment risk that the sub-accounts may not meet their stated investment objectives. The sub-accounts invest in the following underlying mutual fund portfolios of the AIM Variable Insurance Funds (collectively the "Funds"):

    AIM V.I. Aggressive Growth
    AIM V.I. Balanced
    AIM V.I. Basic Value
    AIM V.I. Blue Chip
    AIM V.I. Capital Appreciation
    AIM V.I. Capital Development
    AIM V.I. Dent Demographics
    AIM V.I. Diversified Income
    AIM V.I. Global Utilities
    AIM V.I. Government Securities
    AIM V.I. Growth
    Aim V.I. Growth and Income
    AIM V.I. High Yield
    AIM V.I. International Equity
    AIM V.I. Mid Cap Equity
    AIM V.I. Money Market
    AIM V.I. New Technology (Previously known
      as AIM V.I. Telecommunications)
    AIM V.I. Value

Glenbrook Life provides insurance and administrative services to the contractholders for a fee.

2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS--Investments consist of shares of the Funds and are stated at fair value based on quoted market prices.

INVESTMENT INCOME--Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

REALIZED GAINS AND LOSSES--Realized gains and losses on fund shares represent the difference between the proceeds from sales of shares of the Funds by the Account and the cost of such shares, which is determined on a weighted average basis. Transactions are recorded on a trade date basis. Income from realized gain distributions are recorded on the Fund's ex-distribution date.

FEDERAL INCOME TAXES--The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Glenbrook Life. Glenbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

USE OF ESTIMATES--The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

OTHER--To conform with the 2001 presentation, certain amounts in the prior year's financial statements and notes have been reclassified. In addition, disclosures have been revised to adopt appropriate provisions of the AICPA Audit and Accounting Guide, AUDITS OF INVESTMENT COMPANIES.

3.  EXPENSES

MORTALITY AND EXPENSE RISK CHARGE--Glenbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily at a rate equal to .90% per annum of the daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract.

CONTRACT ADMINISTRATION CHARGE--

- MONTHLY DEDUCTIONS--Glenbrook Life charges each contractholder monthly for cost of insurance, tax expense and administrative expense. The cost of insurance is determined based upon several variables, including the contractholder's death benefit amount and Account value. Tax expense is charged at an annual rate equal to .40% of the Account value for the first ten contract years. Glenbrook Life deducts a monthly administrative fee of .25% of the Account value.

- ANNUAL MAINTENANCE FEE--Glenbrook Life deducts an annual maintenance fee of $35 on each contract anniversary. This charge will be waived on contracts with aggregate premiums that exceed $50,000.

-------------------------------------------------------------------

4.  PURCHASES OF INVESTMENTS

The cost of purchases of investments for the year ended December 31, 2001 were as follows:

                                                               Purchases
                                                              -----------
Investments in the AIM Variable Insurance Funds
 Sub-Accounts:
  AIM V. I. Aggressive Growth                                 $   787,895
  AIM V. I. Balanced                                            3,168,749
  AIM V. I. Basic Value                                           108,939
  AIM V. I. Blue Chip                                           1,283,418
  AIM V. I. Capital Appreciation                                1,320,773
  AIM V. I. Capital Development                                   253,098
  AIM V. I. Dent Demographics                                     191,828
  AIM V. I. Diversified Income                                  1,198,407
  AIM V. I. Global Utilities                                      612,901
  AIM V. I. Government Securities                               1,881,917
  AIM V. I. Growth                                              1,132,246
  AIM V. I. Growth and Income                                   1,685,576
  AIM V. I. High Yield                                            658,271
  AIM V. I. International Equity                                  258,027
  AIM V. I. Mid Cap Equity                                         51,640
  AIM V. I. Money Market                                        5,355,871
  AIM V. I. New Technology                                        258,316
  AIM V. I. Value                                               1,701,189
                                                              -----------
                                                              $21,909,061
                                                              ===========

5.  FINANCIAL HIGHLIGHTS

The accumulation unit value, the investment income ratio, the expense ratio assessed by Glenbrook Life, and the total return is presented for each sub-account. As explained in Note 3, the expense ratio represents mortality and expense risk charges which are assessed as a percentage of daily net assets.

                                                              At December 31, 2001       For the year ended December 31, 2001
                                                              ---------------------   -------------------------------------------
                                                                  Accumulation         Investment      Expense         Total
                                                                   Unit Value         Income Ratio*    Ratio**       Return***
                                                              ---------------------   -------------   ----------   --------------
Investments in the AIM Variable Insurance Funds
 Sub-Accounts:
  AIM V. I. Aggressive Growth                                        $ 7.14                  0.00%          0.90%          -26.73%
  AIM V. I. Balanced                                                   8.35                  2.73           0.90           -12.22
  AIM V. I. Basic Value (a)                                           11.21                  0.24           0.90            12.15
  AIM V. I. Blue Chip                                                  6.81                  0.02           0.90           -23.24
  AIM V. I. Capital Appreciation                                      10.73                  0.00           0.90           -23.97
  AIM V. I. Capital Development                                        9.59                  0.00           0.90            -8.91
  AIM V. I. Dent Demographics                                          5.35                  0.00           0.90           -32.53
  AIM V. I. Diversified Income                                        10.36                  9.62           0.90             2.66
  AIM V. I. Global Utilities                                          11.24                  1.80           0.90           -28.58
  AIM V. I. Government Securities                                     12.20                  4.95           0.90             5.45
  AIM V. I. Growth                                                     9.18                  0.25           0.90           -34.48
  AIM V. I. Growth and Income                                         10.83                  0.06           0.90           -23.53
  AIM V. I. High Yield                                                 7.49                 21.43           0.90            -5.85
  AIM V. I. International Equity                                       9.60                  0.37           0.90           -24.22
  AIM V. I. Mid Cap Equity (a)                                        11.37                  0.30           0.90            13.72
  AIM V. I. Money Market                                              11.72                  3.31           0.90             2.69
  AIM V. I. New Technology (b)                                        10.57                  3.67           0.90           -47.94
  AIM V. I. Value                                                     12.30                  0.16           0.90           -13.35

 (a) For the Period Beginning October 1, 2001 and Ended December 31, 2001

 (b) Previously known as AIM V.I. Telecommunications

  * INVESTMENT INCOME RATIO--This represents dividends, excluding realized gain distributions, received by the sub-account, net of management fees assessed by the fund manager, divided by the average net assets. This ratio excludes those expenses that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends in which the sub-accounts invest.

-------------------------------------------------------------------

 ** EXPENSE RATIO--This represents the annualized contract expenses of the sub-account for the period and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying fund portfolios and charges made directly to contractholder accounts through the redemption of units.

*** TOTAL RETURN--This represents the total return for the period and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

    Sub-accounts with a date notation indicate the effective date of that investment option in the Account. The investment income ratio and total return are calculated for the period or from the effective date through the end of the reporting period.

                   Part II - Other Information

UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

REPRESENTATIONS AS TO FEES AND CHARGES

The Depositor, Glenbrook Life and Annuity Company, represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Glenbrook Life and Annuity Company under the Contracts. Glenbrook Life and Annuity Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Glenbrook Life and annuity Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to this Registration Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

REPRESENTATIONS PURSUANT TO RULE 6E-3(T)

This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 ("Investment Company Act").

RULE 484 UNDERTAKING

The By-Laws of Glenbrook Life and Annuity Company ("Depositor"), which are incorporated herein by reference as Exhibit 1 (A)(6)(b), provide that it will indemnify its officers and directors for certain damages and expenses that may be incurred in the performance of their duty to Depositor. No indemnification is provided, however, when such person is adjudged to be liable for negligence or misconduct in the performance of his or her duty, unless indemnification is deemed appropriate by the court upon application. Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settle by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following Papers and Documents:

Facing Sheet
Prospectus consisting of 28 pages
Undertaking to File Reports
Representation as to Fees and Charges
Representations Pursuant to Rule 6e-3(T)
Rule 484 Undertaking
The Signatures
Written consents of the following persons:
         (a)   Foley & Lardner.
         (b)  Deloitte & Touche LLP.

The following exhibits:

1. The following exhibits are required by Article IX, paragraph A of the Form N-8B-2, and, unless otherwise noted, are filed herewith:

     (1) Form of resolution of the Board of Directors of Glenbrook Life and Annuity Company authorizing establishment of the AIM Variable Life Separate Account A.1/

     (2)   Not applicable.

     (3)   (a) Form of Principal  Underwriting  Agreement.2/
           (b) Form of Selling Agreement.2/
           (c) See Exhibit 1(A)(3)(b).

     (4)   Not applicable.

     (5)  Specimen Contract.2/


     (6)(a) Amended and Restated Articles of Incorporation and Article of Redomestication of Glenbrook Life and Annuity Company.3/

     (b) Amended and Restated By-laws of Glenbrook Life and Annuity Company.3/

     (7)     Not applicable.

     (8)     Form of Participation Agreement.4/

     (9)     Not Applicable.

     (10) Form of Application for Contract.2/.

2. Opinion of Counsel as to the legality of the securities being registered.

     (a) Illinois 2/
     (b) Arizona 5/
     (c) Addition of Sub-Accounts 8/

3.    Not applicable.

4.    Not applicable.

5.    Not applicable.

6.    Not applicable.

7. Powers of Attorney for
a. Thomas J. Wilson II,  Michael J. Velotta,  and Samuel H. Pilch .6/
b. Powers of Attorney for Margaret G. Dyer, Marla G.Friedman, John C. Lounds, and J. Kevin McCarthy. 7/
c. Power of Attorney for Steven E. Shebik. 8/

8.    Consents:
      (1) Foley & Lardner.
      (2) Deloitte & Touche LLP.

9.    Procedures Memorandum pursuant to Rule 6e-3(T)(b)(12)(3)(iii).2/

10.      (a) Actuarial Opinion and Consent. 6/
         (b) Actuarial Opinion and Consent.7/
         (c) Actuarial Opinion and Consent.

11.      (a) Hypothetical Illustration. 6/
         (b) Hypothetical Illustration. 7/
         (c) Hypothetical Illustration.

1/ Previously filed in the initial filing to this Registration Statement (File No. 333-25045) dated April 11, 1997.

2/ Previously filed in Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-25045) dated July 25, 1997.

3/ Incorporated herein by reference to Depositor's Form 10-K Annual Report filed March 30, 1999.

4/ Incorporated herein by reference to Post-Effective Amendment No. 1 to Depositor's Form N-4 Registration Statement (File No. 033-62203) dated April 22, 1996.

5/ Previously filed in Post-Effective Amendment No. 1 to this Registration Statement (File No. 333-25045) dated April 30, 1999.

6/ Previously filed in Post-Effective Amendment No. 3 to this Registration Statement (File No. 333-25045) dated May 1, 2000.

7/ Previously filed in Post-Effective Amendment No. 4 to this Registration Statement (File No. 333-25045) dated April 16, 2001.

8/ Previously filed in Post-Effective Amendment No. 5 to this Registration Statement (File No. 333-25045) dated September 28, 2001.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the "Act"), the registrant, Glenbrook Life AIM Variable Life Separate Account A, certifies that it meets all of the requirements for effectiveness of this amended Registration Statement pursuant to Rule 485(b) under the Act and has duly caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the Village of Northfield, and State of Illinois, on the 19th day of April 2002.


               GLENBROOK LIFE AIM VARIABLE LIFE SEPARATE ACCOUNT A
                                  (REGISTRANT)

                     BY: GLENBROOK LIFE AND ANNUITY COMPANY
                                   (DEPOSITOR)


(SEAL)



Attest:/s/JOANNE M. DERRIG                  By:/s/MICHAEL J. VELOTTA
Assistant Secretary, Assistant General      Michael J. Velotta
Counsel and Chief Compliance Officer        Vice President, Secretary
                                            and General Counsel


Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following Directors and Officers of Glenbrook Life and Annuity Company on the 19th day of April 2002.



*/THOMAS J. WILSON, II              President, Chief Executive Officer
----------------------              and Director, (Principal Executive Officer)
Thomas J. Wilson, II


/s/MICHAEL J. VELOTTA               Vice President, Secretary,
----------------------              General Counsel and Director
Michael J. Velotta

 */SAMUEL H. PILCH                   Vice President and Controller
--------------------                (Principal Accounting Officer)
Samuel H. Pilch

*/STEVEN E. SHEBIK                   Director and Vice President
--------------------               (Principal Financial Officer)
Steven E. Shebik

*/MARLA G. FRIEDMAN                  Director and Vice President
--------------------
Marla G. Friedman

*/J. KEVIN MCCARTHY                  Director
--------------------
J. Kevin McCarthy

*/MARGARET G. DYER                   Director
--------------------
Margaret G. Dyer

*/JOHN C. LOUNDS                    Director
--------------------
John C. Lounds


*/By Michael J. Velotta, pursuant to Powers of Attorney previously filed.

The following exhibits are filed herewith:

Exhibit No.                 Description
-------------               --------------

8.       Consents:
         (1)  Foley & Lardner.
         (2) Deloitte & Touche LLP.

10(c)    Actuarial Opinion and Consent

11(c)    Hypothetical Illustration